UNIQUE ID  SELLER / SERVICER LOAN NUMBER GS LOAN NUMBER BORROWER LAST NAME OVERALL EVENT LEVEL GRADE FINAL CREDIT EVENT CREDIT EXCEPTION(S)                                                                                                                                                                                                                                                                                           CREDIT COMMENT(S)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 FINAL COMPLIANCE EVENT COMPLIANCE EXCEPTION(S)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMPLIANCE COMMENT(S)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                FITCH FINAL COMPLIANCE GRADE SUBJECT TO HIGH COST LENDING FEES CAPTURED FOR TESTING DOCUMENT USED FOR TESTING   STATE ORIGINATION DATE PURPOSE AT ORIGINATION OCCUPANCY AT ORIGINATION ORIGINATOR                                                                               ORIGINAL PRINCIPAL BALANCE UNPAID PRINCIPAL BALANCE ORIGINATOR LOAN DESIGNATION          DUE DILIGENCE LOAN DESIGNATION
1086249719 XXX                           XXX            XXX                2                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA          10/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086249733 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  MI           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

1086249718 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  IL          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003
1086249837 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2017/XX/09: Client approved use of alternative application document for initial application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  KY          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249725 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  PA           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249870 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086249862 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     IN           2/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250830 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NC           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250831 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NJ           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250829 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          C               Yes                          Yes                       Final HUD1                  NJ           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.58136% or Final Disclosure APR of 9.62500% is in excess of allowable threshold of APOR 4.21% + 1.5%, or 5.71000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.58136% or Final Disclosure APR of 9.62500% is in excess of allowable threshold of APOR 4.21% + 1.5%, or 5.71000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
1086250824 XXX                           XXX            XXX                3                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/11: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges. TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes.                                                                                                                                                                                                                                                                                                                                               D               No                           No                        Missing                     AL           8/XX/2011 Purchase               Primary                  XXX                                                                                                            $XXX
1086250828 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  IN           4/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Properly Signed): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not properly executed. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Tangible Net Benefit Testing: Rhode Island Home Loan: Unable to determine if refinance of existing home loan consummated within the past sixty months was made without a tangible net benefit to the borrower due to missing prior loan information. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/18: The file does not contain the Lender's Initial Loan Application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/13: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1086250818 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               Yes                          Yes                       HUD1, not signed or stamped RI          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249766 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     IN           5/XX/2000 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250877 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     TX           6/XX/1999 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250822 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MO          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250823 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/15: TIL Itemization did not include $XXX Archive Fee and $XXX Release Tracking Fee as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  VA           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2

1086250821 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NJ          12/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086249664 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  FL           3/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250715 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  TX           1/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250816 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  VA           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

1086250817 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CT           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086249612 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  ME          12/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249660 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          Yes                       Estimated HUD1              NJ           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

1086249624 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  NC           1/XX/2012 Purchase               Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249661 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     GA           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250863 XXX                           XXX            XXX                3                                            *** (CLEARED) Title: Evidence of title is missing - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     GA           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXX].  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249764 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IL          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250812 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  NJ          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249610 XXX                           XXX            XXX                1                                            *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           6/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250913 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/29: TIL Itemization does not list the $XXX Wire fee, $XXX Courier Fee or the $XXX Escrow fee in the Prepaid Finance Charges.  As well,  the Itemization lists a $XXX Attorney fee and the HUD lists a $XXX Settlement fee.                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           Yes                       Final HUD1                  NY           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250810 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  PA           8/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

1086250809 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D               No                           No                        Missing                     NC          12/XX/2006 Purchase               Investment               XXX                                                                                                            $XXX
1086249659 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IL           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided
1086250811 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                          COMMENT: 2021/XX/26: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250808 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/31: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  PA           4/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided
1086250813 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                          COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  PA           7/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250713 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  TX           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250858 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/27: TIL itemization did not disclose a Courier fee of $XXX as a prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  IL           3/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

1086250861 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          Yes                       HUD1, not signed or stamped GA          10/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

1086249768 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  IL           3/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250864 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ          11/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250860 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     RI           9/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086250530 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Final TIL Missing - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/15: Loan file only contains the appraisal, title, HUD-1, and final 1003.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D                                            Yes                       Final HUD1                  NY                     Refinance              Primary                  XXX                                                                                                            $XXX
1086250807 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  NJ           1/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250803 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  ME           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086250805 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2019/XX/25: Incomplete Loan File. Security and Final Title in the file, unable to run compliance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D                                            No                        Missing                                            UTD                    UTD                      XXX                                                                                                            $XXX
1086250806 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  VA           4/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250804 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY           7/XX/2009 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:
1086250802 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2021/XX/30: Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           3/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:
1086250801 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2021/XX/26: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  AR           7/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249620 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  IL           8/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086249682 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           Yes                       Final HUD1                  ID           6/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249621 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/30: TIL itemization did not disclose the settlement fee of $XXX as a prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  DE          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250800 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  CA           4/XX/2005 Refinance              Investment               XXX                                                                                                            $XXX
1086250868 XXX                           XXX            XXX                1                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           No                                                    PA           1/XX/2022 Purchase               Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/11: ATR Failure due to excessive DTI. Please provide VVOE for coborrower secondary employment and income calculation. Please also provide evidence of ability to exclude debt.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/11: File was missing paystubs for the co-borrower's secondary employer (XXX) that are within 120 days of note date. Paystubs in file are dated 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/11: Excessive DTI. Lender to provide documentation to support income used to qualify coborrower secondary employer (XXX), along with income calculations, and documentation to support debt exclusion.                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2022/XX/11: ATR failure due to missing income documentation and excessive DTI.

                                                                                                                        *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1                                                                                                                                                                                                                  *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 59.55025% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/08: This file was missing a copy of VVOE for coborrower secondary income at XXX.  Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/11: Excessive DTI. Lender to provide documentation to support income used to qualify coborrower secondary employer (XXX), along with income calculations, and documentation to support debt exclusion.
                                                                                                                        *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 59.55025% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
1086250867 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2017 - EV1                                                                                                                     COMMENT: 2022/XX/08: Please provide VVOE to support using secondary income (XXX) for coborrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                      *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2022/XX/11: ATR Failure due to excessive DTI. Please provide VVOE for coborrower secondary employment and income calculation. Please also provide evidence of ability to exclude debt.                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    GA          12/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/17: The loan was approved with an Originator Loan Designation of QM Safe Harbor.  Due to missing income documentation, the loan is a QM Fail.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/17: Due to missing most recent prior years tax returns or active Lease Agreement was not found.  Due to this, loan is water falling to QM Documentation Requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Subordination Agreement not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/20: Final 1003 indicates prior lien balance $XXX with payment of $XXX.   There are two Notes in file dated the same date as note date.  One for the subject mortgage and another for $XXX with payment of $XXX. Clarification is needed as to the 3 mortgages.                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/16: Verification of prior receipt not found in the file.

                                                                                                                        *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                                                                                                                                                                                                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/16: Missing documentation for the second lien                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/17: Zero Percent Fee Tolerance exceeded for Transfer Tax, fee increased from $XXX to  $XXX.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                        *** (OPEN) Missing Document: Subordination Agreement not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) REO Documents are missing.: Address: XXX,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                        *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                      COMMENT: 2022/XX/16: Documentation was not found to verify accurate taxes, Insurance and HOA Dues if applicable.  Based on the tax returns, there was a substantial decrease from 2014 to 2015 property taxes.  Need evidence of taxes in order to determine an accurate amount.                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                        *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                                                                                                                                                                                                                                    *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/28: Missing guideline documentation to determine lender requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                        *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.27902%, LTV/CLTV: 70.00000%/76.89644%, Credit Score: 766, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
1086249649 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                                                                                                                                                       COMMENT: 2022/XX/28: 2016 tax return 1040 not provided for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                3                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.27902%, LTV/CLTV: 70.00000%/76.89644%, Credit Score: 766, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1                                                                                                                                                                                                                                                                                                           COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     C               Yes                          No                                                    NY           6/XX/2017 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/23: Right to Receive an Appraisal Disclosure was not located in the  file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/23: Loan Estimate not provided within loan images to evidence delivery to the Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2022/XX/23: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                                                            *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/16: Failure due to missing AUS/guides.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/08/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2022/XX/27: Loan is failing DTI requirements per AUS, waterfalling to standard ATR QM documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/16: Loan is failing due to Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE.for XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 33.22699%, LTV/CLTV: 90.00000%/90.00000%, Credit Score: 739, Occupancy: Primary, Purpose: Purchase,
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2022/XX/23: Per approval, a written VOR was provided however is missing from the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2022/XX/27: Loan is failing DTI requirements per AUS, waterfalling to standard ATR QM documentation requirements.

                                                                                                                        *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3                                                                                                                                                                                                   *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 33.22699%, LTV/CLTV: 90.00000%/90.00000%, Credit Score: 739, Occupancy: Primary, Purpose: Purchase, - EV1                                                                                                                                                                                                                                                                                                                             *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/27: Missing AUS/1008 and other financial documents that are vital to the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/16: Loan is failing due to Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE.for XXX
                                                                                                                        *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
1086249648 XXX                           XXX            XXX                3                         3                  *** (CLEARED) The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio. - EV1                                                                                                                                                                                               COMMENT: 2022/XX/16: Investor's qualifying DTI is 33.22699%. QM qualifying DTI is 35.33307%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Missing a paystub and prior year W-2.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                                                    NY           8/XX/2018 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Missing currency conversion, and cash out not allowed on investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Missing VOE for previous employment to verify 2 years employment history.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Flood Certificate Subject Address does not match Note address.
                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                          COMMENT: 2022/XX/30: Flood Cert reflects XXX and the Note reflects XXX.

                                                                                                                        *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017 - EV3                                                                                 *** (OPEN) Guideline Requirement: Refinance purpose discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Cash out not allowed for investment, lender exception in file.
                                                                                                                        *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX
                                                                                                                        *** (OPEN) Guideline Requirement: Refinance purpose discrepancy. - EV3                                                                                                                                                                                                                                        COMMENT: 2022/XX/30: Missing currency conversion.

                                                                                                                        *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                                                                                                                          *** (OPEN) Income documentation requirements not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: VVOE is dated 02/XX/2019 and is not within 10 days of the Note date., also missing currency conversion.
                                                                                                                        *** (OPEN) Income documentation requirements not met. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Tax Certificate not provided
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                       COMMENT: 2022/XX/30: Missing Tax Cert to verify monthly expenses used to qualify.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Closing Disclosure:  No Document Used For Fee Testing: Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                        *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                                                                                                                                                                                                                               *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Closing Disclosure:  No Document Used For Fee Testing: Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Missing VOE for previous employment to verify 2 years employment history.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Closing Disclosure provided is dated 04/XX/2019 and signed by the borrower but not dated.
                                                                                                                        *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250799 XXX                           XXX            XXX                3                         3                  *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017 - EV3                                                                                                                        COMMENT: 2022/XX/30: VVOE is dated 02/XX/2019 and is not within 10 days of the Note date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/28: Please provide the complete closing package including Approval, 1008, AUS, credit report, bank statements and all income documents.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          D               No                           No                                                    NY           4/XX/2019 Refinance              Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

1086249650 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           Yes                       Final HUD1                  NY           9/XX/2011 Purchase               Primary                  XXX                                                                                                            $XXX
1086249651 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NJ           1/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249658 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  SC           3/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249683 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  WV           8/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Credit Exception:
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Allowing no primary housing history due to borrower living rent free with parents over the last 5yeaars as opposed to program requirement that borrowers without housing history are ineligible.
                                                                                                                        *** (WAIVED) Credit Exception: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Missing Document: Approval not provided
1086250874 XXX                           XXX            XXX                2                         2                  *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                                                                                                   COMMENT: 2022/XX/04: The final approval was not provided for review                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         A               Yes                          No                                                    AZ           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Credit Exception:
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/15: Allow no housing history due to borrower living rent free vs program restriction that borrowers without housing history are eligible if living with relatives with a maximum of 80% LTV, 45% DTI and a minimum of 10% of their own funds

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Credit Exception:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2022). (Final/03/XX/2022)
1086250873 XXX                           XXX            XXX                2                         2                  *** (WAIVED) Credit Exception: - EV2                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/15: LTV is 90% with 12 months of bank statements vs program requirement that 24 months of bank statements are required for LTVs exceeding 85%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    1                      *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2022). (Final/03/XX/2022) - EV1                                                                                                                                                                                                                                            COMMENT: 2022/XX/21: The Finance charged of $XXX Disclosed on the final closing disclosure not the same as the finance charge calculated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         A               Yes                          No                                                    CA           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/13: The borrower did not receive the list of Settlement providers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2022) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/13: 10% tolerance was exceeded by $XXX due to addition of Title fees.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/13: The Lender conditional approval was not provided for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/13: Title Examination  Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                        *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)
1086250871 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided - EV1                                                                                                                                                                                                           COMMENT: 2022/XX/13: Compliance Report was not provided for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179) - EV1                                                                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/13: Title Processing  Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.                                                                                                                                                                                                                                                                                                A               Yes                          No                                                    NJ           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250795 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  PA           4/XX/1999 Refinance              Primary                  XXX                                                                                                            $XXX
1086249675 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MA           3/XX/2009 Purchase               Primary                  XXX                                                                                                            $XXX
1086250797 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IL           6/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250798 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/02: TIL Itemization only disclosed origination charges in the amount of $XXX, however, final HUD reflects $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  CA           1/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/14: Fee change without a valid change of circumstance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/14: Sufficient cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75106)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2022/XX/14: Sufficient cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/14: Fee change without a valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75106) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75175)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV1                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/14: Fee change without a valid change of circumstance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75175) - EV1                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75106)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/14: Fee change without a valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75106) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
1086249691 XXX                           XXX            XXX                1                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/14: Fee change without a valid change of circumstance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           A               Yes                          No                                                    FL           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                        *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2018 - EV3

                                                                                                                        *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2017 - EV3

                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                        *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2018                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/13: FHA requires that 1040 be signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/13: The itemization includes the PMI but not the HOA dues.
                                                                                                                        *** (OPEN) Missing Document: Verification of Identification not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2017                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086250757 XXX                           XXX            XXX                3                         3                  *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3                                                                                                                                                                                                                  COMMENT: 2022/XX/13: FHA requires that 1040 be signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/13: Fee increased without a valid COC, no cure provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          No                                                    IL           7/XX/2019 Purchase               Primary                  XXX                                                                                                            $XXX                          HUD Safe Harbor QM                   HUD Safe Harbor QM
                                                                                                                        *** (OPEN) Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2020)
1086250753 XXX                           XXX            XXX                3                         3                  *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2                                                                                                  COMMENT: 2022/XX/13: The document was signed on 5/XX/20, with no issue date provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2020) - EV2                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/13: The revised LE dated 5/XX/20 was electronically signed on 5/XX/20 which is not at least four business days prior to the closing date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                                                    WY           5/XX/2020 Purchase               Primary                  XXX                                                                                                            $XXX                          HUD Safe Harbor QM                   HUD Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250796 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     TX           8/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file.
1086250794 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2021/XX/22: File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     TX           4/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2018/XX/28: TIL appears to be final but not signed nor initialed by borrower.

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2018/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
1086250771 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2018/XX/28: File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TN           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (WAIVED) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/19: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (WAIVED) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
1086250776 XXX                           XXX            XXX                2                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (WAIVED) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/19: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          No                                                    OH           1/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
1086250774 XXX                           XXX            XXX                1                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    AZ           2/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
1086250773 XXX                           XXX            XXX                1                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           No                                                    WA           3/XX/2022 Purchase               Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: A copy of the appraisal was provided after the Effective Date but prior to the Report Date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.45150% or Final Disclosure APR of 6.47100% is in excess of allowable threshold of APOR 3.96% + 1.5%, or 5.46000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: APR on subject loan of 6.45150% or Final Disclosure APR of 6.47100% is in excess of allowable threshold of APOR 3.96% + 1.5%, or 5.46000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.45150% or Final Disclosure APR of 6.47100% is in excess of allowable threshold of APOR 3.96% + 1.5%, or 5.46000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Missing Document: Rider - Other not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2022). (Final/03/XX/2022)
1086250775 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Missing Document: Rider - Other not provided - EV1                                                                                                                                                                                                                                              COMMENT: 2022/XX/18: The Fixed Interest Rate Rider was missing from the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     1                      *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2022). (Final/03/XX/2022) - EV1                                                                                                                                                                                                                                              COMMENT: 2022/XX/27: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable                                                                                                                                                                                                                                                                                                                                                         A               Yes                          No                                                    IL           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CANCELLED) REO Documents are missing.: Address: XXX, NY
1086250866 XXX                           XXX            XXX                1                         1                  *** (CANCELLED) REO Documents are missing.: Address: XXX, NY - EV1                                                                                                                                                                                                                                            COMMENT: 2022/XX/23: Verification of HOA due for property located at XXX not found in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    FL           4/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
1086250865 XXX                           XXX            XXX                1                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           No                                                    GA           4/XX/2022 Purchase               Second Home              XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .09410%. APR of 12.81410% exceeds a threshold of 12.72000% based on the US Treasury for comparable maturities of 4.72000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Determination of compliant vs. non-compliant high cost loan inconclusive. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (State High Cost) Pennsylvania Covered Loan (Calculated APR/Rate): Pennsylvania Consumer Equity Protection Act: Loan is a covered loan due to APR Threshold exceeding by .09410%. APR of 12.81410% exceeds a threshold of 12.72000% based on the US Treasury for comparable maturities of 4.72000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 10/XX/2007 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 11/XX/2007, 10/XX/2007, 09/XX/2007, 06/XX/2007, 05/XX/2007. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250767 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     PA          11/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250762 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     TN          12/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                        *** (WAIVED) Credit Exception: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/27: SitusAMC upon further review sufficient cure provided at closing.

                                                                                                                        *** (CLEARED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX, Borrower: XXX - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: No valid change of circumstance provided.
                                                                                                                        *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Credit Exception:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
1086250869 XXX                           XXX            XXX                2                         2                  *** (CLEARED) Missing Document: Verification of Non-US Citizen Status not provided - EV1                                                                                                                                                                                                                      COMMENT: 2022/XX/22: This is a non-arms length transaction. Borrowers have resided in the subject property renting for the past 4 years. The borrowers were paying monthly rent in cash until 10 months ago when they started paying directly form their XXX account #XXX. Allow 10 months primary housing history documented with bank statements from 6/2021-3/2022 and 2 months rent being paid in cash vs program requirement that for any housing obligation undisclosed on the credit report, alternative documentation showing the most recent 12 month payment activity up to and including the month prior to the Note Date is required. 1                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: Not a valid change of circumstance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          A               Yes                          No                                                    NV           4/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (WAIVED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2022/XX/25: Earliest disclosure dated 2/XX/2022 > 2/XX/2022 based on 2/XX/2022 application date

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 03/XX/2022 not accurate. (Final/03/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                                                                     *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/13: Earliest disclosure dated 2/XX/2022 > 2/XX/2022 based on 2/XX/2022 application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.46090% or Final Disclosure APR of 6.46300% is in excess of allowable threshold of APOR 3.92% + 2.5%, or 6.42000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2022/XX/13: Earliest disclosure dated 2/XX/2022 > 2/XX/2022 based on 2/XX/2022 application date

                                                                                                                        *** (CLEARED) Guideline Issue: Insufficient asset documentation. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CANCELLED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2022). (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/19: Disclosed TOP of $XXX but calculated TOP of $XXX.  Variance = -$XXX.
                                                                                                                        *** (CLEARED) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2022). (Final/03/XX/2022) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Guideline Issue: Insufficient asset documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2022)
                                                                                                                        *** (CLEARED) Incomplete Document: 1003 Final is incomplete - EV1                                                                                                                                                                                                                                             COMMENT: 2022/XX/29: Missing Homepartners Title Services (settlement agent) deposit receipt for $XXX eanrest money deposit.   Source of funds is $XXX Gift Funds from non-borrowing spouse.    $XXX check in file is paid th XXX                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV1                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/13: Earliest disclosure dated 2/XX/2022 > 2/XX/2022 based on 2/XX/2022 application date

                                                                                                                        *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                                                                                                   *** (CLEARED) Incomplete Document: 1003 Final is incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2022) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/02: Section 3: Financial Information - Real Estate section to nor reflect XXX as a property owned by Borrower.   XXX mailing address, per 1003, is a XXX Mail Box location.   Borrowers' departure residence is a XXX located XXX, FL XXX.     Revied 1003 to be re-acknwledged by Borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2022/XX/08: Final Closing Disclosure discloses a $XXX Lender cure credit for $XXX Appraisal Fee and $XXX Creit Report Fee tolerances
                                                                                                                        *** (CLEARED) Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) The Hazard Insurance Policy Effective Date is after closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
1086250872 XXX                           XXX            XXX                2                         1                  *** (CLEARED) The Hazard Insurance Policy Effective Date is after closing. - EV1                                                                                                                                                                                                                              COMMENT: 2022/XX/02: Hazard Insurance Policy Effective Date 04/XX/2022 after 3/XX/2022 Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/08: Final Closing Disclosure discloses a $XXX Lender cure credit for $XXX Appraisal Fee and $XXX Creit Report Fee tolerances                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          No                                                    FL           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
1086250875 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                                                                                                                                                       COMMENT: 2022/XX/12: Missing 1099 for 2020 and 2021                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/05: Fee change without a valid change of circumstance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           A               Yes                          No                                                    CA           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2

1086250777 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  TX           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250780 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TX           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250781 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250779 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     TN           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250782 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  CA           2/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
1086250786 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  VA          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

1086250785 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2009 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           8/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250789 XXX                           XXX            XXX                3                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/15: TIL itemization did not disclose a courier fee of $XXX a tax cert fee of $XXX or $XXX of the $XXX settlement fee as prepaid finance charges. In addition, the TIL itemization over disclosed the prepaid interest by $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  TX          12/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

1086249674 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  TX           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/15: Late charge fee of 5.00% exceeds the maximum allowed of 3.00% for the State of Massachusetts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/15: Initial GFE dated 03/XX/2014 Important Dates Section, Other Settlement Charges Good Through Date is 03/XX/2014, which is less than the 10 business days required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/15: Final HUD-1 disclosed a payment of $XXX (including mortgage insurance). Note verifies the payment is $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/15: Final GFE disclosed a payment of $XXX (including mortgage insurance). Note verifies the payment is $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
1086249657 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                          COMMENT: 2021/XX/15: File is missing the Mortgage Insurance Certificate to verify lender obtained sufficient coverage. Upon receipt of the missing Mortgage Insurance Certificate, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                               2                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/15: Final GFE disclosed a loan amount of $XXX. Note verifies the loan amount is $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MA           5/XX/2014 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2007 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249667 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  CT          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250876 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       HELOC Agreement             MD           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086249762 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  VA          10/XX/2009 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 102.73125%/102.73125%, Credit Score: 758, Occupancy: Primary, Purpose: Refinance, Streamlined
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 102.73125%/102.73125%, Credit Score: 758, Occupancy: Primary, Purpose: Refinance, Streamlined - EV1                                                                                                                                                                                                                                                                                                                      *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.

                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/12: Guidelines are not available for this review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.
                                                                                                                        *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
1086249703 XXX                           XXX            XXX                3                         2                  *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV1                                                                                                                                                                                  COMMENT: 2023/XX/13: VA Loan Guaranty Certificate is missing from file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                      *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: Loan failed VA requirements due to calculated recoupment months. waterfall to ATR/QM standards.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              A               Yes                          No                                                    CA           1/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: Loan Designation of ATR Fail because loan has no debt ratio and is missing significant documentation for QM/ATR requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) IRRRL Loan Origination Fee requirements are not met.: Date Issued: 01/XX/2021 / Relative Sequence Num: 2 // TRID Fee: Loan Origination Fee (A) // Paid By: Buyer At Closing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: The Loan Origination Fee of $XXX exceeds to max allowed of $XXX per the VA IRRRL Worksheet.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Provide evidence of the Loan Guaranty Certificate.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) VA - Veteran's Statement - Initial borrower did not acknowledge the effect of the refinancing loan on  his/her loan payments and interest rate.: Disclosure: VA - Veteran's Statement - Initial (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 91.95707%/91.95707%, Credit Score: 734, Occupancy: Primary, Purpose: Refinance, Streamlined
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Provide a signed copy of the Initial VA -Veteran's Statement.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.
                                                                                                                        *** (OPEN) IRRRL Loan Origination Fee requirements are not met.: Date Issued: 01/XX/2021 / Relative Sequence Num: 2 // TRID Fee: Loan Origination Fee (A) // Paid By: Buyer At Closing - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) VA - Veteran's Statement - Initial is not compliant.  The date provided was not documented.: Disclosure: VA - Veteran's Statement - Initial (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                        *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3                                                                                                                                                                                     COMMENT: 2022/XX/30: Provide a dated copy of the Initial VA -Veteran's Statement.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.

                                                                                                                        *** (OPEN) VA - Veteran's Statement - Initial borrower did not acknowledge the effect of the refinancing loan on  his/her loan payments and interest rate.: Disclosure: VA - Veteran's Statement - Initial (Government Documents) - EV3                                                                       *** (OPEN) VA IRRRL Worksheet VA 26-8923 is not compliant.: Disclosure: VA - IRRRL Worksheet VA 26-8923 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 91.95707%/91.95707%, Credit Score: 734, Occupancy: Primary, Purpose: Refinance, Streamlined - EV1                                                                                                                                                                                                                                                                                                                        *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Provide evidence of a Lender signed VA-IRRRL Worksheet.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.
                                                                                                                        *** (OPEN) VA - Veteran's Statement - Initial is not compliant.  The date provided was not documented.: Disclosure: VA - Veteran's Statement - Initial (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                        *** (OPEN) VA IRRRL Worksheet VA 26-8923 is not compliant.: Disclosure: VA - IRRRL Worksheet VA 26-8923 (Government Documents) - EV3                                                                                                                                                                          COMMENT: 2022/XX/12: Unable to determine if origination guidelines were utilized for this diligence review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/13: Unable to calculate the debt ratio.  The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.

                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/30: Lender Disclosed Recoupment Months as 63, whereas the Actual Calculated Recoupment is 13 Months.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.
                                                                                                                        *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
1086249701 XXX                           XXX            XXX                3                         3                  *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2                                                                                                             COMMENT: 2022/XX/30: Provide evidence of Title Policy Coverage amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                      *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: The file was submitted as a VA -IRRRL Streamline Refinance with no income or asset verification. File does not contain either the VA-Lender Certification or the VA- Loan Guaranty Certificate.                                                                                                                                                                                                                                                                                                                                                                                                                                              A               Yes                          No                                                    CA           1/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/29: Provide evidence of CAIVRS Authorization.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Fraud Report not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/29: Provide evidence of Fraud Report.

                                                                                                                        *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3                                                                                                                                                                                                    *** (OPEN) Missing Document: General Services Administration (GSA) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/29: Provide evidence of General Services Administration (GSA).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/29: Provide evidence that Borrower was provided a copy of the Appraisal three days prior to closing.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                        *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3                                                                                                                                                                                                                         COMMENT: 2022/XX/29: Provide evidence of Limited Denials of Participation (LDP).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/29: The Final Closing Disclosure reflects an Initial Escrow Payment of $XXX and the Initial Escrow Account Disclosure reflects an initial payment of $XXX.

                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                        *** (OPEN) Missing Document: Tax Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2021 not accurate. (Final/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/29: Provide updated tax certificate to validate annual tax amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2022/XX/29: The Final Closing Disclosure reflects amount of Annual Property costs of $XXX and the Initial Escrow Account Disclosure reflects an annual amount of $XXX.
                                                                                                                        *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2021 not accurate. (Final/07/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
1086249702 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2022/XX/12: Unable to determine if origination guidelines were utilized for this diligence review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/29: The Appraisal Fee was last disclosed as $XXX on Loan Estimate dated 06/XX/2021, but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee,  sufficient or excessive cure provided at closing.                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          No                                                    AZ           7/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                        *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/01: Verification appraisal was delivered to borrower was not provided.

                                                                                                                        *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/01: The Final Closing Disclosure reflects an amount of $XXX non escrowed property costs over year 1. The non escrowed HOA dues of $XXX monthly do not match the disclosed amount on final Closing Disclosure.
                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan with unverified income contains cash out at closing less than $XXX.
1086249700 XXX                           XXX            XXX                3                         3                  *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan with unverified income contains cash out at closing less than $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2022/XX/01: The final closing Disclosure reflects the borrower receiving $XXX cash back on an IRRRL loan with unverified income.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          No                                                    GA           8/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
1086249638 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NJ           8/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249645 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NJ           8/XX/2003 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

1086249681 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  MN           8/XX/2012 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

1086249640 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY          11/XX/2013 Purchase               Primary                  XXX                                                                                                            $XXX
1086250772 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MD           4/XX/2010 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249634 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NJ          12/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

1086250908 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  CA           5/XX/2010 Purchase               Primary                  XXX                                                                                                            $XXX
1086250911 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250769 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  WI           3/XX/2012 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

1086249642 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  MN          10/XX/2013 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250909 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing Itemization of amount financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  GA           9/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086249671 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           7/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

1086250770 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NE           6/XX/2013 Refinance              Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249639 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          D               No                           Yes                       HUD1, not signed or stamped OH          11/XX/1993 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)
1086249680 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/20: Initial Closing Disclosure dated 12/XX/16 not provided to the borrower at least 3 business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          No                                                    NC          12/XX/2016 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
1086249646 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2022/XX/20: 10% tolerance was exceeded by $XXX due to increase of Title-Settlement/Closing/Escrow fee and Title- Courier/Messenger Fee .  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.                                                                                                                                                                                                                                               B               Yes                          No                                                    TX           9/XX/2017 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
1086250910 XXX                           XXX            XXX                3                         3                  *** (OPEN) Final Title Policy Coverage is less than Original Loan Amount. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  AR           9/XX/2014 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 53.76981% and based on 1026.43(c)(5) of 53.77% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/27: This is resulting from the loan failing approved DTI threshold.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: Loan failed approved DTI threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
1086249636 XXX                           XXX            XXX                3                         3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                                                                                                                                                                                                                              COMMENT: 2022/XX/27: Audit calculation of rental/second home total expense exceeds lender calculation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             3                      *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/27: The discrepancy is arising from using a more conservative REO payments, upon audit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          C               Yes                          Yes                       Final HUD1                  KY           6/XX/2015 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/24: Lists of homeownership counseling organizations not provided to borrower

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/24: The total fee in the amount of $XXX exceeds the ten percent tolerance allowed per guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2022/XX/24: The Transfer Tax Feein the amount of $XXX exceeds the zero percent tolerance without a valid change of circumstance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/24: The Credit report Fee in the amount of $XXX exceeds the zero percent tolerance  without a valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2018)
1086249644 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2018) - EV1                                                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/24: The monthly escrow payment disclosed within the loan file does not calculate to the amount captured from the lender                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          No                                                    CA           8/XX/2018 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/02: Loan is missing Asset access letter to business funds and is waterfalling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/02: Loan is missing Asset access letter to business funds and is waterfalling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/02: Loan is missing Asset access letter to business funds and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2022/XX/02: Loan is missing Asset access letter to business funds and is waterfalling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/01: No evidence in file that borrower signed a document at closing acknowledging their receipt of the valuation 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/03/XX/2019)
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV2                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2022/XX/01: Initial escrow deposit amount was $XXX however, page 2 of closing disclosure shows that a total of $XXX was paid by seller.

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   *** (OPEN) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/03/XX/2019) - EV2                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/02: Loan is missing Asset access letter to business funds and is waterfalling to ATR/QM standard documentation requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/01: Borrowers initial Closing Disclosure issued on 3/XX/19 which was less than 3 business days prior to the closing date of 3/XX/19.
                                                                                                                        *** (OPEN) Missing Document: Evidence of Access to Funds not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) REO Documents are missing.: Address: XXX, AR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249635 XXX                           XXX            XXX                3                         3                  *** (OPEN) REO Documents are missing.: Address: XXX, AR - EV3                                                                                                                                                                                                                                                 COMMENT: 2022/XX/01: Missing copy of current mortgage statement for primary residence.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/01: Transfer tax exceeded increase tolerance due to no amount being listed on loan estimates and later the amount increased to $XXX on the Borrowers closing disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         C               No                           No                                                    AR           3/XX/2019 Purchase               Second Home              XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/26: Loan is HPML.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/26: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX.  Based on review of Lender's compliance report, -$XXX fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2022/XX/26: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX.  Based on review of Lender's compliance report, -$XXX fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017) - EV2                                                                                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/26: TRID non-compliant.  Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. There are no seller fees located on the Seller's CD/Final Borrower's CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017) - EV2                                                                                                                                                                                                                                                   COMMENT: 2022/XX/26: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX.  Based on review of Lender's compliance report, -$XXX fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603) - EV2                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: No valid change of circumstance or a sufficient cure to the borrower
                                                                                                                        *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7517) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7517)
1086249637 XXX                           XXX            XXX                3                         3                  *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2008 - EV3                                                                                                                       COMMENT: 2022/XX/26: The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                             3                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8603) - EV1                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: No valid change of circumstance or a sufficient cure to the borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         C               Yes                          No                                                    CA           3/XX/2017 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary HPQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
1086249641 XXX                           XXX            XXX                3                         3                  *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) - EV2                                                                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/27: A credit of $XXX was provided at closing which is insufficient to cure. ($XXX shortfall).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          No                                                    TX           6/XX/2017 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/07/XX/2019) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/07/XX/2019) - EV2                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/22: 10% fee violation due to an increase to the recording fee.  File does not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249643 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/27: Transfer Tax was not disclosed on the Loan Estimate, but was disclosed as $XXX on the Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure.                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          No                                                    CA           7/XX/2019 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

1086250761 XXX                           XXX            XXX                2                         2                  *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan with unverified income contains cash out at closing less than $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          No                                                    VA           9/XX/2020 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/29: Loan Designation determined to be Safe Harbor due to not meeting agency requirements. Proof of receipt of gift funds were not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/29: Evidence of earlier borrower receipt was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/29: Final CD does not reflect lender contact NMLS ID number.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Asset documentation requirements not met according to Decision System Input.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/XX/2019)
                                                                                                                        *** (CLEARED) Asset documentation requirements not met according to Decision System Input. - EV1                                                                                                                                                                                                              COMMENT: 2020/XX/29: File has gift letters from several donors however proof of receipt of funds by the borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/03/XX/2019) - EV1                                                                                                                                                                                                                                                                                                                        COMMENT: 2020/XX/29: Seller paid fees on the buyers Closing Disclosure is $XXX; seller paid fees on the sellers Closing Disclosure is $XXX.

                                                                                                                        *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1                                                                                                                                                                                                                        *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/XX/2019) - EV1                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2020/XX/29: HOI policy reflects coverage of $XXX which is insufficient. Policy reflects there is extended replacement cost but does not reflect the amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/29: 10% tolerance due to addition Sch E fee paid by seller and disclosed on the Seller CD.
                                                                                                                        *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Title Error: Title vesting does not concur with deed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086250764 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Title Error: Title vesting does not concur with deed - EV1                                                                                                                                                                                                                                      COMMENT: 2020/XX/29: Final title reflects XXX and XXX and XXX, husband and wife and XXX, a married man, as her sole and separate property, as joint tenants;                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2020/XX/29: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           A               Yes                          No                                                    CA           3/XX/2019 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

1086250751 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  KS           2/XX/2010 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249761 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL           7/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

1086250749 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  MO          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086250760 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               No                           Yes                       Final HUD1                  OH           5/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250748 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NJ           6/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250755 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  PA          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                        *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
1086250747 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2019/XX/22: 10 day grace period is less than 15 day minimum per state (PA).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  PA           5/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

1086250763 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  FL           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
1086250754 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: Unable to determine compliance of Notice of Special Flood Hazard Disclosure due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/10: PPP Expired. Prepayment charge not allowed per state (NJ) - prepayment charge not allowed. Note states 6 months interest. Lender is XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           Yes                       Final HUD1                  NJ          12/XX/2006 Purchase               Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086250756 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NV           7/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250752 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  MD           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250759 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MI           1/XX/2000 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250733 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/09: unable to determine under disclosure due to missing itemization of amount financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NY          12/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1997 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250738 XXX                           XXX            XXX                3                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          No                        Missing                     NY           9/XX/1997 Refinance              Primary                  XXX                                                                                                            $XXX
1086250735 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IL           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250739 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IL          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250743 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CT          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250736 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  PA          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250745 XXX                           XXX            XXX                1                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

1086250740 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Estimated HUD1              CA           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250744 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MD           1/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086250732 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/10: High Cost testing complete - Premium and terms documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  LA           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250746 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           6/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250741 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250737 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NJ           5/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250742 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          Yes                       Final HUD1                  SC           7/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

1086250734 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  OK           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Credit Exception:
1086249699 XXX                           XXX            XXX                3                         3                  *** (OPEN) Credit Exception: - EV3                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/28: KNOWN DEFECT: GNMA APM 21-06 violation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    SD           8/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 73.30567%/73.30567%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2

                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                        *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/28: Income and credit verification documentation is missing which resulted in a calculated loan designation of ATR Fail.

                                                                                                                        *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/28: A credit report is missing.
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit as required by Section 50(g). - EV1                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/28: Income and credit verification documentation is missing

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.89158% or Final Disclosure APR of 4.89300% is equal to or greater than the threshold of APOR 3.37% + 1.5%, or 4.87000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/28: Income documentation is missing
                                                                                                                        *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 4 months prior to consummation. A lookback was performed to determine this application date. - EV1                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/28: Guidelines were not provided for the loan review.

                                                                                                                        *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                                                                                                                       *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 73.30567%/73.30567%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/19: Unable to determine required income documentation due to missing Approval and Guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/28: Guidelines were not provided.
                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250728 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV1                                                                                                                                                                                               COMMENT: 2023/XX/19: Provide all income documentation used to qualify borrowers'.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 3                      *** (CLEARED) SAFE Act - Individual LO NMLS                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2023/XX/08: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject initial and final 1003, Approval, 1008 of AUS, credit report, income and asset verification documents, GFE's and final HUD1.                                                                                                                                                                                                                                                                                                                                                                          D               Yes                          Yes                       HUD1, not signed or stamped TX           3/XX/2014 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               ATR Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

1086250731 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  MI           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250729 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  SC           1/XX/2007 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250730 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  FL           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

1086250727 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NJ          12/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249656 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  SC           3/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249647 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CT           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

1086249653 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  AZ           3/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250912 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NJ          10/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
1086249655 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  IL          11/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
1086249672 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  TX          10/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
1086249654 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/24: Lender credit decreased. Missing COC.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                                                    CA           8/XX/2017 Purchase               Second Home              XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
1086249652 XXX                           XXX            XXX                3                         3                  *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2022/XX/23: Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          No                                                    TX           6/XX/2018 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary HPQM (GSE/Agency Eligible) Temporary HPQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250719 XXX                           XXX            XXX                2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/10: Final TIL did not include the interest only terms of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               No                           Yes                       Final HUD1                  NC          11/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

1086250720 XXX                           XXX            XXX                3                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            D               Yes                          Yes                       Estimated HUD1              CA           1/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250723 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  FL          11/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250724 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NC          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250726 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D               Yes                          Yes                       HUD1, not signed or stamped AZ           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086250907 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/20: Loan file does not contain any origination documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D                                            No                                                                                                                           XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1086250722 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/10: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250721 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  VA           2/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086249697 XXX                           XXX            XXX                3                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  3                      *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/12: The file is missing one or more of the core documents required for a review.  Please provide income verification, asset verification, an origination credit report, GFE's and  TIL's.                                                                                                                                                                                                                                                                                                                                                                                                                                                        D                                            Yes                       Final HUD1                  VA          12/XX/2014 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/11: Combined Loan to value percentage of 85.0000% updated as per guideline however Combined Calculated loan to value percentage is 96.50000%.

                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/11: Loan to value percentage of 85.0000% updated as per guideline however Calculated loan to value percentage is 96.50000%
                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
1086249698 XXX                           XXX            XXX                3                         3                  *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3                                                                                                                                                                                                                                    COMMENT: 2023/XX/11: Guideline PITIA months reserves are 6.00 and Calculated PITIA months reserves are 4.73.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    TX          11/XX/2019 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
1086250725 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  HI           2/XX/2007 Purchase               Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Credit Exception:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
1086250716 XXX                           XXX            XXX                3                         3                  *** (OPEN) Credit Exception: - EV3                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/12: Known defect:  The Borrower's income is not stable and/or durable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/14: Lender Credit was disclosed on initial Loan estimate as -$XXX but disclosed but final Closing Disclosure -$XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          No                                                    TN           6/XX/2021 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS Findings: Combined loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/14: Appraised dated 05/XX/2022 reflects value of $XXX. AUS dated 05/XX/2022 was ran with appraisal value of $XXX.  Updated AUS required with correct valuation amount and mortgage insurance since LTV will be over 80%.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS Findings: Loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/14: Appraised dated 05/XX/2022 reflects value of $XXX. AUS dated 05/XX/2022 was ran with appraisal value of $XXX.  Updated AUS required with correct valuation amount and mortgage insurance since LTV will be over 80%.                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

                                                                                                                        *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                            *** (OPEN) Contractor bid is missing.: Disclosure: FHA 203(b) or 203(k) - Contractor bid (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/14: Itemization of work being completed was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/14: The points and fees are more than allowable maximum and the LTV and CLTV on the AUS approval are not supported by documentation in the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
                                                                                                                        *** (OPEN) AUS Findings: Loan to value discrepancy. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34450% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .34450%). - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Credit Exception:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                        *** (OPEN) Contractor bid is missing.: Disclosure: FHA 203(b) or 203(k) - Contractor bid (Government Documents) - EV3                                                                                                                                                                                         COMMENT: 2023/XX/12: Known defect:  Loan is uninsurable. "MTG AMT W/O UFMIP (& SOLAR) CANNOT EXCEED XXX."  All appraisals state value is $XXX. FHA Connection also states that appraised value is $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34450% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .34450%). - EV3                                                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/14: The points and fees are more than allowable maximum and the LTV and CLTV on the AUS approval are not supported by documentation in the file, causing the loan to waterfall through the QM Testing

                                                                                                                        *** (OPEN) Credit Exception: - EV3                                                                                                                                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                                                                                                                                                                                                                                                                        *** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34450% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .34450%).
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/14: A post disaster inspection was not provided with photos validating subject property was not affected by disaster ending on XX/XX/XXXX, appraisal was completed XX/XX/XXXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2023/XX/14: The points and fees are more than allowable maximum and the LTV and CLTV on the AUS approval are not supported by documentation in the file, causing the loan to waterfall through the QM Testing
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) LTV or CLTV exceeds maximum of 80% for the Refi Purpose.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34450% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .34450%).
1086250717 XXX                           XXX            XXX                3                         3                  *** (OPEN) LTV or CLTV exceeds maximum of 80% for the Refi Purpose. - EV3                                                                                                                                                                                                                                     COMMENT: 2023/XX/14: Appraised dated 05/XX/2022 reflects value of $XXX. AUS dated 05/XX/2022 was ran with appraisal value of $XXX.  Updated AUS required with correct valuation amount and mortgage insurance since LTV will be over 80%.                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/14: Unable to accurately test fees, due to the undiscounted rate and undiscounted rate price were not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  C               Yes                          No                                                    FL           5/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                QM (APOR) Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250707 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/01: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/01: Under disclosure is due to the lender utilizing an index value of 1.18% per the approval, however the lowest index value available in the lookback period is 1.16167%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  NJ           8/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250695 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250696 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  WI           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.46900% is underdisclosed from calculated APR of 7.81147% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/01: o Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.46900% is underdisclosed from calculated APR of 7.81147% outside of 0.125% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249669 XXX                           XXX            XXX                2                                            *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/01: o Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  WI          11/XX/1998 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249748 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     OH           8/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249751 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IN           2/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250902 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MN           3/XX/2002 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249756 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IN           3/XX/2003 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249752 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     OH          11/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.59000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249744 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IL           3/XX/2005 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249747 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     TN           8/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249735 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     PA           7/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249758 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NC           1/XX/1998 UTD                    UTD                      XXX                                                                                                            $XXX
1086249740 XXX                           XXX            XXX                3                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               Yes                          Yes                       HUD1, not signed or stamped IN           2/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Document: HUD-1 Addendum not provided
1086249753 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/03: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/01: Line 811 reflects $XXX in "Additional charges see attached addendum". This amount is included in testing and loan is not high cost.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          D               No                           Yes                       Final HUD1                  TX           6/XX/1999 Purchase               Primary                  XXX                                                                                                            $XXX
1086249755 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               No                           Yes                       HUD1, not signed or stamped MO           2/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249741 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  OH           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249739 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/01: Closing instructions indicate the Index used was 1.11%. The lowest Index available within the look-back period is 1.22%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  MS          12/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249746 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     FL           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:
1086249759 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/03: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     FL           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

1086249749 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               D               Yes                          No                        Missing                     WI          12/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086250901 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/31: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MI           8/XX/1999 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086250904 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/31: High Cost testing not complete - Premium and terms were not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NJ          11/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086249760 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/31: High Cost testing not complete - Premium and terms were not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IL           8/XX/2008 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086250906 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/31: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IL           6/XX/2008 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249734 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     PA           4/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                    *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/01: High Cost testing not complete - Premium and terms were not documented in file
                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:
1086249757 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/03: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           7/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086249743 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/01: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     PA          11/XX/2008 Purchase               UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086249737 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/01: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY           7/XX/2008 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086249736 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/01: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           5/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2010 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086250900 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/31: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NJ           7/XX/2010 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249742 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     PA           4/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249745 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     ME           3/XX/2011 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249750 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     GA           9/XX/2000 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086249738 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/31: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     PA           7/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249754 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     OH           9/XX/2003 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250905 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     CA          12/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

1086250899 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  PA          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250903 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IN           1/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/11: Originator Loan Designation of Temporary SHQM failed due to the loan being higher priced mortgage.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003
1086250698 XXX                           XXX            XXX                3                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  3                      *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/11: Initial 1003 loan application is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    C               Yes                          No                                                    NV           2/XX/2019 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary HPQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086250708 XXX                           XXX            XXX                3                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  3                      *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/31: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject an initial 1003, an final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, all issued GFE's, TIL's and HUD1's.                                                                                                                                                                                                                                                                                                                                       D                                            No                                                                                                                           XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
1086250709 XXX                           XXX            XXX                3                         3                  *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                                                                                                                   COMMENT: 2023/XX/11: E-Sign Consent Agreement is not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    CO           7/XX/2019 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/04: Loan was presented with a Loan Designation of Safe Harbor QM but due to missing income verification documentation, the loan is waterfalling to Loan Designation of Non QM.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                          COMMENT: 2023/XX/04: Guidelines require verification of Rent. Verification of Rent has not been provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/04: Required P&L and Balance Sheet not provided in the loan file

                                                                                                                        *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                                                                                                                          *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 9782.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/04: The Guidelines require proof of payment for derogatory accounts. The Approval states that the Charge Off appearing on Borrowers Credit Report for $XXX must be paid before or at closing. The Final Closing disclosure does not reference this debt as a payoff and proof of payoff is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2023/XX/04: The subject property has HOA dues of $XXX annually. The Borrowers final CD does not address HOA on page 1 and does not disclose the amount of Non-Escrowed Property Costs over Year 1.
                                                                                                                        *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 9782.00 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/04/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
1086250710 XXX                           XXX            XXX                3                                            *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1                                                                                                                                                                                                                  COMMENT: 2023/XX/09: The Final Title Policy is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        3                      *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/04: The Survey Fee increased to $XXX on the Final CD without a valid Change of Circumstance provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            C               Yes                          No                                                    TX           4/XX/2021 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       Non QM
1086250692 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  PA           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Missing Final 1003
1086250704 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                          COMMENT: 2019/XX/06: .                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2000. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  PA           1/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250705 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250694 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NY           1/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250700 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NJ           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250706 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     NJ           2/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250699 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           1/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250693 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  SC           2/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086249670 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  GA           6/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249668 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250702 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/19: TIL Itemization did not disclose an Assignment  Recording Fee of $XXX and a Wire/Disbursement Fee of $XXX as prepaid finance scharges.  Additionally, TIL Itemization disclosed Prepaid Interest of $XXX and Final HUD reflects $XXX. An Abstract  Fee of $XXX was included as a finance charge.                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  PA           2/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/XX/2009 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 11/XX/2008. - EV2

1086250697 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  AL           5/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086250701 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250711 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/27: Under disclosure is due to MI staying on for 109 months on the Actual Payment Stream, whereas the TIL Payment Stream shows MI staying on for only 108 months.  The remaining under disclosure can not be determined due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  IL           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250703 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MN           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX. Hazard Insurance Premium paid outside of closing. However, documentation not provided to confirm proof of payment.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.
                                                                                                                        *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                        *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                                                                                                   COMMENT: 2023/XX/20: Fraud report is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: Income condition not met as Verification(s) of employment is not within 10 business days of the Note.

                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                  *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Waterfall exception due to missing VVOE.
                                                                                                                        *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12691270)
1086250690 XXX                           XXX            XXX                3                         3                  *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV3                                                                                                                        COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12691270) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/20: Waterfall exception due to missing VVOE.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     C               Yes                          No                                                    GA          12/XX/2019 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2021, prior to three (3) business days from transaction date of 6/XX/2021 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/20: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/09: The loan was agency approved with an Originator Loan Designation of Temp SHQM, however income requirements were not met resulting in a Loan Designation discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/09: Loan is at ATR risk as P&L statements are not signed and dated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/09: Loan was originated during a timeframe covered by Fannie Mae Impact of COVID19 letters which required a P&L signed by the Borrower.  However, the P&L Statements are not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                  COMMENT: 2023/XX/09: Loan was originated during a timeframe covered by Fannie Mae Impact of COVID19 letters which required a P&L signed by the Borrower.  However, the P&L Statements are not signed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/09: Truth in Lending Act: Notice of Right to Cancel was not provided.

                                                                                                                        *** (CLEARED) Income documentation requirements not met. - EV1                                                                                                                                                                                                                                                *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2003 // Document: P&L Statement / Document Date: 04/XX/2021 / Tax Year:                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12691310) - EV1                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12691310)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/09: Loan was originated during a timeframe covered by Fannie Mae Impact of COVID19 letters which required a P&L signed by the Borrower.  However, the P&L Statements are not signed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/09: Loan is non agency salable due to P&L statements not being signed and dated, loan is waterfalling to QM testing.
                                                                                                                        *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2003 // Document: P&L Statement / Document Date: 04/XX/2021 / Tax Year:  - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2003 // Document: P&L Statement / Document Date: 03/XX/2021 / Tax Year:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
1086250691 XXX                           XXX            XXX                3                         3                  *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2003 // Document: P&L Statement / Document Date: 03/XX/2021 / Tax Year:  - EV1                               COMMENT: 2023/XX/09: Loan was originated during a timeframe covered by Fannie Mae Impact of COVID19 letters which required a P&L signed by the Borrower.  However, the P&L Statements are not signed.                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/09: Loan was originated during a timeframe covered by Fannie Mae Impact of COVID19 letters which required a P&L signed by the Borrower.  However, the P&L Statements are not signed.                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          No                                                    IA           6/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/10: The loan was approved with a loan designation of VA Safe Harbor QM.  Due to the missing Net Tangible Benefits Disclosure at the time of application, the loan is waterfalling to standard ATR/QM requirements, resulting in a Due Diligence Loan Designation discrepancy.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (CLEARED) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 38.74383% and based on 1026.43(c)(5) of 38.74% moderately exceed the guideline maximum of 37.78%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/10: Due to the missing Net Tangible Benefits Disclosure missing at application, the loan is waterfalling to standard ATR/QM requirements.

                                                                                                                        *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                                                                                                                                                                                                                                       *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 38.74383% and based on 1026.43(c)(5) of 38.74% moderately exceed the guideline maximum of 37.78%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                         *** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/10: The Net Tangible Benefits Disclosure provided within 3 days of the initial loan application was not found as required per the AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2023/XX/10: Lender justification for the decline in OT was not found per Appendix Q.
                                                                                                                        *** (CLEARED) The Initial Net Tangible Benefits Test (NTB) Disclosure of the Net Tangible Benefit, Loan Comparison, and Estimate of the Home Equity Being Removed From the Home was missing.: Disclosure: VA - Initial Net Tangible Benefits Test (NTB) Disclosure (Government Documents) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
1086249706 XXX                           XXX            XXX                3                         3                  *** (CLEARED) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV1                                                                                                                                                             COMMENT: 2023/XX/10: Section 12 of the Report and Certification of Loan Disbursement indicates vesting is in the name of XXX versus XXX since Final Title reflects vesting in the name of the XXX and a non-spouse.                                                                                                                                                                                                                                                                                                                                                                                                                               1                      *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/10: Due to the missing Net Tangible Benefits Disclosure missing at application, the loan is waterfalling to standard ATR/QM requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        A               Yes                          No                                                    GA           1/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/19: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Fraud Report not provided
1086249707 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                        COMMENT: 2023/XX/19: Fraud report not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    GA           2/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                  *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: The Net Tangible Benefits Disclosure provided within 3 days of the initial loan application  was not found as required per the AUS.
                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) The Initial Net Tangible Benefits Test (NTB) Disclosure of the Net Tangible Benefit, Loan Comparison, and Estimate of the Home Equity Being Removed From the Home was missing.: Disclosure: VA - Initial Net Tangible Benefits Test (NTB) Disclosure (Government Documents)
                                                                                                                        *** (OPEN) The file does not contain evidence the lender complied with the VA Required Search Requirements for and Treatment of Debts Owed to the Federal Government. - EV3                                                                                                                                   COMMENT: 2023/XX/19: The Initial Net Tangible Benefits Test (NTB) Disclosure at application is missing.

                                                                                                                        *** (OPEN) The Initial Net Tangible Benefits Test (NTB) Disclosure of the Net Tangible Benefit, Loan Comparison, and Estimate of the Home Equity Being Removed From the Home was missing.: Disclosure: VA - Initial Net Tangible Benefits Test (NTB) Disclosure (Government Documents) - EV3                  *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/19: Section I - Purpose of Loan section was not completed on the VA Loan Disbursement Form.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/20: The loan was approved with a loan designation of VA Safe Harbor QM.  Due to the missing Net Tangible Benefits Disclosure at the time of application the loan is waterfalling to standard ATR/QM requirements, resulting in a Due Diligence Loan Designation discrepancy.
                                                                                                                        *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q). - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
1086249708 XXX                           XXX            XXX                3                         3                  *** (OPEN) VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. - EV3                                                                                                         COMMENT: 2023/XX/19: The allowable 1% in fees is exceed by $XXX which is for the termite inspection fee.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                      *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/20: Due to the missing Net Tangible Benefits Disclosure missing at application, the loan is waterfalling to standard ATR/QM requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        C               Yes                          No                                                    GA           3/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    Safe Harbor QM (43-Q)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/29: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk due to insufficient asset documentation. Gift funds were not documented with evidence of transfer or verification of gift source, as required per the AUS.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/29: Gift funds were not documented with evidence of transfer or verification of gift source, as required per the AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/29: Loan is at ATR Risk due to insufficient asset documentation. Gift funds were not documented with evidence of transfer or verification of gift source, as required per the AUS.
                                                                                                                        *** (CLEARED) Asset documentation requirements not met. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Missing Document: Source of Funds/Deposit not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250712 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Missing Document: Source of Funds/Deposit not provided - EV1                                                                                                                                                                                                                                    COMMENT: 2023/XX/29: Gift funds were not documented with evidence of transfer or verification of gift source, as required per the AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                      *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/29: Loan is at ATR Risk due to insufficient asset documentation. Gift funds were not documented with evidence of transfer or verification of gift source, as required per the AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                               A               Yes                          No                                                    GA           4/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: The provided loan designation is Safe Harbor QM(APOR), but the loan failed QM points and fees testing which resulted in a calculated Due Diligence Loan Designation of ATR Risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: The loan was AUS approved, but failed QM points and fees testing and default tested to QM requirement verification of two years overtime and bonus income which is missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: The loan was AUS approved, but failed QM points and fees testing and default tested to QM requirement verification of two years overtime and bonus income which is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 12.61346% and based on 1026.43(c)(5) of 12.61% moderately exceed the guideline maximum of 12.61%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/20: The loan was AUS approved, but failed QM points and fees testing and default tested to QM requirement verification of two years overtime and bonus income which is missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: The loan was AUS approved, but failed QM points and fees testing and default tested to QM requirement verification of two years overtime and bonus income which is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/20: The loan was AUS approved, but failed QM points and fees testing and default tested to QM requirement verification of two years overtime and bonus income which is missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime) - EV3                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: The loan was AUS approved, but failed QM points and fees testing and default tested to QM requirement verification of two years overtime and bonus income which is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23750% is in excess of the allowable maximum of  3.00000% of the Original Loan Amount. Points and Fees total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .23750%). - EV3                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/20: Loan failed QM points and fees testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: Initial Closing Disclosure dated 8/XX/2022 was not signed or dated by the borrower. Applying the mailing rule, the Closing Disclosure was not provided to the borrower at least three business days prior to closing.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
1086249705 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/20: Lender Credit to the borrower was originally disclosed as -$XXX on initial Loan Estimate dated 6/XX/2022. Final Lender Credit of -$XXX decreased without a valid change of circumstance.                                                                                                                                                                                                                                                                                                                                                                                                                                                     C               Yes                          No                                                    GA           8/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Hazard Insurance Coverage Amount is insufficient by $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

                                                                                                                        *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                     *** (OPEN) Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/20: Fraud Report is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/20: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249704 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                        COMMENT: 2023/XX/20: Limited Denials of Participation (LDP) is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/20: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          No                                                    GA           8/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/24: Appraisal receipt missing on file

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/24: Initial escrow account statement missing on file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/24: The Subject property is located in a FEMA Disaster area . A post-Disaster inspection verifying there was no damage to the subject property required                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/24: Private mortgage insurance was included in the escrowed property costs over year 1 on page 4 of the final CD.

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/24: Loan is not using Version 07/2021 FNMA Legal Documents                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/24: Lender Credits Fee was last disclosed as -$XXX on initial  Closing disclosure but disclosed as -$XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, cure not provided at closing.
                                                                                                                        *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250682 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2023/XX/24: Title final is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/23: The file is missing one or more of the core documents required for a review.  Please provide a fully executed Note and Security Instrument.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          No                                                    FL           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
1086250686 XXX                           XXX            XXX                3                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    WA           4/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
1086250683 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2023/XX/06: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                               1                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         A               Yes                          No                                                    FL           4/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/06: Due Diligence Loan Designation of QM (APOR) Fail does not match the Originator Loan Designation of Safe Harbor QM (APOR) due to the loan is over the allowable QM Points and Fees and is missing two months bank statements to verify assets of $XXX from XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/06: Waterfall exception due to the loan is over QM points and fees tolerance and is missing two months bank statement from XXX to verify assets of $XXX as required by the AUS.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/06: Waterfall exception due to the loan is over QM points and fees tolerance and is missing two months bank statement from XXX to verify assets of $XXX as required by the AUS.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09760% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09760%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/06: Points and Fees on subject loan of 3.09760% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09760%).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXX/25% Vacancy Method)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/12: Client requested loan designation change to Safe Harbor QM, but the rental income is not supported by evidence of value does not meet QM requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09760% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09760%). - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXX/25% Vacancy Method) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2023/XX/12: Client requested loan designation change to Safe Harbor QM, but the Sole Proprietorship income is not supported by a YTD P&L Statement and Balance Sheet as required by Appendix Q.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/12: Waterfall exception due to the loan is over QM points and fees tolerance and is missing two months bank statement from XXX to verify assets of $XXX as required by the AUS.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
1086250685 XXX                           XXX            XXX                3                         3                  *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                                                                                                                    COMMENT: 2023/XX/06: The loan is missing two months bank statements from XXX to verify assets of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/12: Waterfall exception due to the loan is over QM points and fees tolerance and is missing two months bank statement from XXX to verify assets of $XXX as required by the AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  C               Yes                          No                                                    FL           1/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015, GFE Date: 03/XX/2015 - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
1086250684 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2023/XX/06: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                               2                      *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/06: Initial GFE dated 3/XX/2015 reflects estimate for settlement charges good through 3/XX/2015 which is only 8 days.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           4/XX/2015 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

                                                                                                                        *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                                                                                                                                                                                                                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 09/XX/2022 are underdisclosed. (Final/09/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/01: AUS is Post Note Dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/01: Page 1 of CD discloses "no" that property taxes and insurance and reserves were not collected in section G.  Page 4 discloses to Borrower that loan will have an escrow account.
                                                                                                                        *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: AUS not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2022)
1086250677 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                  COMMENT: 2023/XX/01: File is missing final AUS; final 1008 showing AUS approved was used for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/01: Page 1 of CD discloses "no" that property taxes and insurance and reserves were not collected in section G.  Page 4 discloses to Borrower that loan will have an escrow account.                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          No                                                    CA           9/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250918 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           6/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
1086250597 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  MD           5/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250917 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     VA           9/XX/2003 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
1086250599 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 1/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/17: Missing RTC Signature Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               No                           No                        HELOC Agreement             FL           1/XX/2008 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250972 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             AZ           2/XX/2008 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250975 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     FL          10/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

1086250965 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             PA           9/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250582 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250590 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           1/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250998 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           9/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:
1086250575 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/21: Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       HUD1, not signed or stamped CA           6/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250988 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             MA          12/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250952 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     FL           1/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250999 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           9/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

1086250954 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           4/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250982 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          10/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2

1086250973 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             VA          12/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
1086250922 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/17: Signature date is missing in RTC document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           No                        HELOC Agreement             MD           3/XX/2008 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250561 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           Yes                       HELOC Agreement             FL           6/XX/2000 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250574 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 1/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             FL           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086251000 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL          11/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250587 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     VA          11/XX/2006 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250986 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     AZ          11/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

1086250573 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086251001 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 3/XX/2006 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             VA           3/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250963 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             CA           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250589 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          12/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

1086250968 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           No                        HELOC Agreement             PA           7/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250596 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             CA           8/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086251002 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             FL           8/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250976 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             CA           9/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251003 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                C               Yes                          No                        HELOC Agreement             NJ           4/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251004 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          No                        HELOC Agreement             MA          11/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251006 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             VA           5/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250993 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           4/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250950 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           1/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 7/XX/2007 12:00:00 AM. - EV2

1086250570 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          12/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250997 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           1/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250959 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                C               Yes                          No                        HELOC Agreement             NJ           5/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250958 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           7/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250580 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250990 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           No                        HELOC Agreement             CA          11/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250578 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             TN           7/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250957 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          11/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250595 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           9/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086250951 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 8/XX/2006 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             CA           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250984 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             VA          11/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251007 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           9/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250966 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          No                        HELOC Agreement             MA           3/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086251008 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           2/XX/2005 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 8/XX/2008 12:00:00 AM. - EV2

1086250996 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           8/XX/2008 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250560 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL          10/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250586 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           7/XX/2004 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086251009 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           Yes                       HELOC Agreement             FL           5/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250983 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          11/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250591 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           No                        HELOC Agreement             FL          10/XX/2003 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250579 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               No                           No                        Missing                     FL           4/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251010 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           9/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250987 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               No                           No                        Missing                     AZ           8/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250989 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           1/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

1086250995 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250980 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MA           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250994 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               No                           No                        Missing                     TX           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250592 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               No                           No                        Missing                     FL          10/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250568 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           No                        HELOC Agreement             CA           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250971 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250584 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               No                           No                        HELOC Agreement             CA          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250974 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250955 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             MD          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250970 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             NY           8/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251013 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             MD           6/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250979 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           1/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086251014 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               No                           No                        Missing                     NC          12/XX/2002 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250961 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          No                        HELOC Agreement             CT          11/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086251016 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           9/XX/1998 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250960 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 7/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             MD           7/XX/2008 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086251017 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             FL           7/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251018 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250571 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          11/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250967 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             FL           6/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250569 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          11/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250916 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           8/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250921 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               No                           No                        HELOC Agreement             CA          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250991 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NJ           8/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250919 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             FL           4/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250581 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 1/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             FL           1/XX/2008 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250992 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           D               No                           No                        Missing                     FL           3/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250583 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           8/XX/2004 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250956 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           7/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250576 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           3/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250572 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          12/XX/2004 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250598 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     FL           8/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250981 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       HELOC Agreement             MA           5/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250953 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086251020 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           6/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250962 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           3/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250577 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           5/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250985 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             VA           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250594 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           No                        HELOC Agreement             CA          10/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250964 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NC           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086251021 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           4/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250585 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     AZ           5/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Valuation:
1086251022 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/27: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     AZ           8/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250969 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 9/XX/2008 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              C               Yes                          No                        HELOC Agreement             NJ           9/XX/2008 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086250977 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               No                           No                        HELOC Agreement             CA          11/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250949 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          10/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250978 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          11/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250593 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          12/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

1086250588 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250567 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           4/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250923 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             MD           7/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

1086250679 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 3/XX/2004 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           No                        HELOC Agreement             FL           3/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250689 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY          10/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

1086250688 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                        HELOC Agreement             NY           5/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

                                                                                                                        *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

1086250687 XXX                           XXX            XXX                3                                            *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 11/XX/2005 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IL          11/XX/2005 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250678 XXX                           XXX            XXX                3                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           9/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

1086250680 XXX                           XXX            XXX                2                                            *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           6/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250681 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA           7/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13133140) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/06: 2 year employmenet jhistory is not documented.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13133140)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/06: 2 year employmenet jhistory is not documented.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2022 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/02/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204)
1086250559 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204) - EV2                                                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/06: $XXX Wire Fee paid by Seller at closing per Seller's CD                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      C               Yes                          No                                                    FL           2/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/05: DTI exceeds AUS allowed limit

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/05: DTI exceeds AUS allowed limit

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/05: DTI exceeds AUS allowed limit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.23024% significantly exceeds the guideline maximum of 49.19%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                        *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/05: A copy of the lease agreement in place at the time of the transaction is required.  The most recent tax returns, 2021, were not due as of the note date.

                                                                                                                        *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/05: A copy of the lease agreement in place at the time of the transaction is required.  The most recent tax returns, 2021, were not due as of the note date.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2021)
1086250558 XXX                           XXX            XXX                3                         3                  *** (OPEN) REO Documents are missing.: Address: XXX, AZ - EV3                                                                                                                                                                                                                                                 COMMENT: 2024/XX/05: Loan DTI exceeding AUS allowed DTI.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/05: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            C               Yes                          No                                                    AZ           1/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM                       ATR Risk
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                        *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                     COMMENT: 2024/XX/06: Hazard Insurance Coverage Amount is insufficient, Please provide HOI policy OR Replacement Cost Estimator                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/18: Guideline required assets are missing which resulted in a Due Diligence Loan Designation of QM (APOR) risk.

                                                                                                                        *** (WAIVED) Asset documentation requirements not met. - EV2                                                                                                                                                                                                                                                  *** (WAIVED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/18: Guideline required two months bank statements to support 9 months PITI reserves are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/18: Guideline required assets are missing which resulted in a QM risk.
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250554 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                  COMMENT: 2024/XX/18: Guideline required two months bank statements to support 9 months PITI reserves are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 1                      *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/18: Guideline required assets are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       A               Yes                          No                                                    FL           8/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                                                                                                                    *** (OPEN) Asset documentation requirements not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: Missing asset documentation to support the required 9 months PITIA reserves.
                                                                                                                        *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Available for Reserves discrepancy.
1086250555 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/07: Guidelines require 9 months reserves for subject property plus another 2 months PITIA for each additional property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          A               No                           No                                                    UT           9/XX/2022 Refinance              Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/06: Loan designation discrepancy due to loan is not agency saleable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.74000% is in excess of the allowable maximum of  3.00000% of the Original Loan Amount. Points and Fees total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.74000%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/06: Points and Fees on subject loan of 4.74000% is in excess of the allowable maximum of 3.00000% of the Original Loan Amount. Points and Fees total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.74000%).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2022 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/04/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/06: Closing Disclosure estimated to be provided on 04/XX/2022 did not disclose the actual Date Issued.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.74000% is in excess of the allowable maximum of  3.00000% of the Original Loan Amount. Points and Fees total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.74000%). - EV3                                                                                                                                                                                                                                                                                                                  *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/06: Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2022 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/04/XX/2022) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2022)
                                                                                                                        *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/06: Revised Loan Estimate issued 04/XX/2022 is after the date the Closing Disclosure was issued on 04/XX/2022.

                                                                                                                        *** (OPEN) The Initial Net Tangible Benefits Test (NTB) Disclosure was not provided within three days of the application date.: Disclosure: VA - Initial Net Tangible Benefits Test (NTB) Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2022) - EV2                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/06: Revised Loan Estimate provided on 04/XX/2022 not received by borrower at least four business days prior to closing.
                                                                                                                        *** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155)
1086250553 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/06: Calculated PITIA months reserves of  is less than Guideline PITIA months reserves of 6.00.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155) - EV2                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient, So please provide COC/Final CD for changed fee amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                              C               Yes                          No                                                    VA           4/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                QM (APOR) Fail
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3

                                                                                                                        *** (OPEN) Counseling Checklist for Military Homebuyers is missing.: Disclosure: VA - Counseling Checklist for Military Homebuyers (Government Documents) - EV3

                                                                                                                        *** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3

                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   *** (OPEN) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/22: Sufficient assets were not provided to cover guideline required Reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Counseling Checklist for Military Homebuyers is missing.: Disclosure: VA - Counseling Checklist for Military Homebuyers (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                        *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3                                                                                                                                                                                                                                    COMMENT: 2024/XX/06: Counseling Checklist for Military Homebuyers is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/22: Due to verification of employment is not within 10 business days of the Note.

                                                                                                                        *** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) - EV3                                                                                                                                                          *** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: VA - Lender Loan Quality Certification was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/22: Verification of employment is not within 10 business days of the Note.
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250556 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Income documentation requirements not met. - EV1                                                                                                                                                                                                                                                COMMENT: 2024/XX/22: Verification of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       3                      *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/22: Due to verification of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                C               Yes                          No                                                    CO           5/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                QM (APOR) Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: Most Recent Valuation Inspection Date: XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster Name: XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster Declaration Date: XX/XX/XXXX
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
1086250557 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/06: Client provided Non QM guides for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           No                                                    WA           4/XX/2022 Refinance              Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.65400% on Final Closing Disclosure provided on 07/XX/2017 is under-disclosed from the calculated APR of 4.81171% outside of 0.125% tolerance. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/21: Loan Calculations: APR of 4.65400% on Final Closing Disclosure provided on 07/XX/2017 is under-disclosed from the calculated APR of 4.81171% outside of 0.125% tolerance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2017). (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/21: Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.65400% on Final Closing Disclosure provided on 07/XX/2017 is under-disclosed from the calculated APR of 4.81171% outside of 0.125% tolerance. (Final/07/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/21: The Loan Estimate issued on 6/XX/2017 reflects the loan amount of $XXX and a rate of 4.875% and a Lender Credit of $XXX.  Then the Loan Estimate issued the same day (6/XX/2017) reflects the rate as 4.375% with no Lender Credit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2017). (Final/07/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/21: Total amount was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on the Final Closing Disclosure.  The file does not contain a valid change of circumstance for this fee, cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/21: Transfer Tax was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on the Final Closing Disclosure.  The file does not contain a valid change of circumstance for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
1086250552 XXX                           XXX            XXX                2                         2                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/21: Loan Discount Points was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on the Final Closing Disclosure.  The file does not contain a valid change of circumstance for this fee, cure provided at closing.                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          No                                                    MA           7/XX/2017 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                                                                                                                    *** (OPEN) Asset documentation requirements not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: Sufficient assets were not verified to cover cash to close and guideline required reserves.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                        *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

                                                                                                                        *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                                                                                                   *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: The VVOE was dated 10/XX/2021 which was not within 10 business days of 12/XX/2021 closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/02: Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.
                                                                                                                        *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2019 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2019                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086250544 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: The VVOE was dated 10/XX/2021 which was not within 10 business days of 12/XX/2021 closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/02: Transfer Tax Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.                                                                                                                                                                                                                                            B               No                           No                                                    FL          12/XX/2021 Purchase               Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/01: The file was missing a copy of the List Of Homeowner Counseling Checklist disclosure provided to the borrower within three business days of the Originator's application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
1086250536 XXX                           XXX            XXX                2                         2                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/01: Origination guidelines are not available for this review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/01: 0% tolerance was exceeded by $XXX due to the Rate Lock Extension Charged to Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                                                    CA           5/XX/2018 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                        *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2017)
1086250539 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/02: Evidence of Borrower receipt of the appraisal report was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          No                                                    IN           2/XX/2017 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Asset documentation requirements not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Requirements for Gift Fund documentation was not met. Evidence of the donor's ability to provide funds, with 60 days' sourcing and seasoning was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX. Gift funds could not be used to qualify. Insufficient Documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/02: Loan designation discrepancy due to missing asset supporting documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                        *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                                                                                                           COMMENT: 2024/XX/01: The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XX/XX/XXXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      Provide a post-disaster inspection report showing no damage to the property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/02: Waterfall due to missing asset documentation.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Combined loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Calculated combined loan to value percentage of 94.99974% exceeds Guideline combined loan to value percentage of 90.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: Waterfall due to missing asset documentation.

                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                                                                                                                                                                                                                                            *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                                                                                                                                                  *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Calculated loan to value percentage of 94.99974% exceeds Guideline loan to value percentage of 90.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Evidence of Borrower receipt of the appraisal report was not provided.
                                                                                                                        *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
1086250533 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: 6 months reserves requirement was not met per guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/02: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. No valid changed circumstance was provided.                                                                                                                                                                                                                                                                                                                                                                                                                      C               Yes                          No                                                    TX           5/XX/2020 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: Appraisal report dated 11/XX/2020 missing proof of receipt.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: LE issued 11/XX/2020 electronically signed on 1/XX/2021 prior to 1/XX/2021 closing date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: LE issued 1/XX/2021 electronically signed on 1/XX/2021 prior to 1/XX/2021 closing date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2020) - EV2                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: LE issued 11/XX/2020 electronically signed on 1/XX/2021 prior to 1/XX/2021 closing date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: Fee added on CD issued 1/XX/2021 with no valid Change of Circumstance evident.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/16: Reserve requirement not met

                                                                                                                        *** (WAIVED) Asset documentation requirements not met. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/16: Reserve requirement not met
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250541 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                  COMMENT: 2024/XX/16: insufficient reserves: Calculated PITIA months reserves of 5.76 is less than Guideline PITIA months reserves of 6.00.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                      *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/16: Insufficient reserves: Calculated PITIA months reserves of 5.76 is less than Guideline PITIA months reserves of 6.00.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                                                    FL           1/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3

                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Asset documentation requirements not met.
                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: The Asset verification is missing to provide evidence of the 6 months reserve requirement.

                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                                                                                                                                                                                                                                            *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: The maximum LTV/CLTV is 90% and the calculated LTV?CLTV is 95%.  The Asset verification is missing to provide evidence of the 6 months reserve requirement.
                                                                                                                        *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                        *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                           COMMENT: 2024/XX/02: The fully executed Purchase Agreement for the subject property is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/02: Originator Loan Designation mismatch due to LTV and Reserve requirement not met per Guideline.

                                                                                                                        *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3                                                                                                                                                                                                   *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: A 12 month Verification of Rent is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/02: LTV and Reserve requirement not met per Guideline.
                                                                                                                        *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250548 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: Non-QM Guidelines were used within the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/02: The Asset verification is missing to provide evidence of the 6 months reserve requirement.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   C               Yes                          No                                                    AZ           2/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Total cash-out discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Final Closing disclosure total cash-out of $XXX is greater than Guideline total cash-out of $XXX.
                                                                                                                        *** (OPEN) Guideline Requirement: Total cash-out discrepancy. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
1086250535 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: GS Non-QM UW Guides used to review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    CO           4/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Asset documentation requirements not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: Account Months Verified is less than 2 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Provided borrower account statement is for one month, as per the guideline required 2 consecutive month statement.
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
                                                                                                                        *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: E-sign Consent Agreement is missing.

                                                                                                                        *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                                                                                                                   *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: Account Months Verified is less than 2 months.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/03: Date valuation provided to applicant 04/XX/2022 is prior to the date when valuation was performed 10/XX/2022.
                                                                                                                        *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2022)
                                                                                                                        *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Loan Approval document is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                                                COMMENT: 2024/XX/02: Provided closing disclosure of final closing disclosure and file is missing initial closing disclosure document.

                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                  *** (OPEN) Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2022) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Missing fraud report.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: Transfer tax fee was disclosed as $XXX on final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                        *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
1086250545 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: Fraud repot is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/02: Appraisal Fee was disclosed as $XXX on initial LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           No                                                    NC           4/XX/2022 Purchase               Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: A copy of each valuation to applicant three (3) business days not provided prior to consummation

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2398433)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: HOA Not Escrowed in projected payments but HOA has been escrowed in actual payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2398433) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2398432) - EV2                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/02: Provide valid cure document or change of circumstance

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/02: Provide valid cure document or change of circumstance to cover tolerance
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
1086250546 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage the inspection must include exterior photos and the property must be  re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/02: Provide valid cure document or change of circumstance to cover tolerance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          No                                                    FL           5/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/01: Guideline requirement of combined loan to value ration of 90.00000% is not met as calculated combined loan to value is 97.00000%.

                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/01: Guideline requirement of loan to value ration of 90.00000% is not met as calculated loan to value is 97.00000%.
                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
1086250543 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/01: Loan was reviewed as Non-QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    NM           8/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2024/XX/03: Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2022) - EV2

                                                                                                                        *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                     *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: itusAMC uses FannieMae's definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2022)
1086250538 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount--80% of the insurable value of the improvements--required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.                                                                                                                                                                                                   2                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7520) - EV1                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/03: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          No                                                    CA           9/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: The subject property is located in FEMA disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   *** (OPEN) REO Documents are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Missing Insurance verification document for REO property -  XXX, MI
                                                                                                                        *** (OPEN) REO Documents are missing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022)
1086250540 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/02: Loan is approved and followed Non-QM guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Appraisal proof of delivery is not provided within 3 business days of note date                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          No                                                    FL           9/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: Most Recent Valuation Inspection Date: XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster Name: XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster Declaration Date: XX/XX/XXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: Calculated DTI 64.11087% as reflected on the Approval and 1008; however, guidelines reflect a maximum DTI of 55%.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Income documentation requirements not met.
                                                                                                                        *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3                                                                                                                                                                                                                     COMMENT: 2024/XX/04: Income from self-employment must be received by the Borrower and documented for two (2) years (or more) to be used as qualifying income.  The loan file contain 1 year of income documentation.
                                                                                                                        *** (OPEN) Income documentation requirements not met. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
1086250547 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/03: GS Non-QM UW Guides used to review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           No                                                    CA           9/XX/2022 Purchase               Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/08: Waterfall Exception due to File missing Verification of Borrowers Employment dated within 10 business days prior to Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime) - EV3                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/08: Final Closing Disclosure provided on 03/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 03/XX/2018). PMI details on Certificate are not matching that on the Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/08: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2018). PMI details on Certificate are not matching that on the Final CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018) - EV2 *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/08: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/08: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2024/XX/08: File is missing the Borrowers VVOE dated within 10 business days prior to Note date                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No cure was provided to the borrower.

                                                                                                                        *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                                                                                                   *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7755)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/08: Verification of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.
                                                                                                                        *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7755) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Natural Hazard Report fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712)
1086250529 XXX                           XXX            XXX                3                         3                  *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015 - EV3                                                                                                                        COMMENT: 2024/XX/23: Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Natural Hazard Report fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712) - EV2                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Natural Hazard Report fee. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       C               Yes                          No                                                    CA           3/XX/2018 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086250528 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: Seller paid transfer taxes not disclosed on Loan Estimate.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          No                                                    IL          11/XX/2018 Purchase               Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/07: VA Loan Guaranty Certificate is missing which resulted in a calculated Due Diligence Loan Designation of Safe Harbor QM.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2023/XX/07: VA Loan Guaranty Certificate is missing.

                                                                                                                        *** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3                                                                                            *** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/06: VA - Loan Disbursement Form 26- 1820 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/06: oan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
                                                                                                                        *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7599)
1086250550 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2023/XX/06: Diligence review based on XXX approved guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7599) - EV2                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/06: Administration Fee is not charged on Loan Estimate however charged on Final Closing Disclosure as $XXX, File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.                                                                                                                                                                                                                                            C               Yes                          No                                                    GA          11/XX/2020 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    Safe Harbor QM
                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

                                                                                                                        *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

                                                                                                                        *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3

                                                                                                                        *** (OPEN) VA IRRRL Loan - Total Borrower Paid Fees Exceeds 1% or $XXX: Origination Fee and/or Itemized Fees and Charges paid by the borrower, $XXX  exceeds  1% of the loan amount plus the cost of energy efficient improvements up to $XXX less cash payment from the borrower for IRRRL loans $XXX. - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/27: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) REO Documents are missing.: Address: XXX, TX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250532 XXX                           XXX            XXX                3                         3                  *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2                                                                                                  COMMENT: 2023/XX/27: Insurance Verification, Tax Verification is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                      *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, Security Instrument, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.                                                                                                                                                                                                                                                                                                    B               No                           No                                                    TX           1/XX/2021 Refinance              Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/27: The Credit Report for B1 is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/27: The Credit Report for B1 is missing from the file, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/IRA Distribution)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: The Credit Report for B1 is missing from the file, causing the loan to waterfall through the QM Testing

                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/IRA Distribution) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/27: Credit Report for Borrower 1 was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/27: No evidence of required counseling disclosure language per Maryland HB 1399.
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250549 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2023/XX/27: Credit Report for Borrower 1 was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.                                                                                                                                                                                                                                                                                                                         C               Yes                          No                                                    MD           6/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Non QM
                                                                                                                        *** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7593)
                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2023/XX/06: VA Funding Fee was last disclosed as $XXX on initial Loan Estimate dated 01/XX/2021 increased on Final Closing Disclosure to $XXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.

                                                                                                                        *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3                                                                                                                                                                                                                         *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7593) - EV2                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/06: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/06: Credit fee in the amount of $XXX was added to the Final Closing Disclosure dated 02/XX/21.File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
1086250537 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2023/XX/06: Deal settings indicate origination guidelines are not available for this review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/06: Loan Discount Points in the amount of $XXX was added to the Final Closing Disclosure dated 02/XX/2021. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          No                                                    CA           2/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/26: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2021 are underdisclosed. (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020) - EV2                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/26: Homeowner Association Dues were not accounted for under the Non-Escrowed Property Costs section of the Final Closing Disclosure.

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2021 are underdisclosed. (Final/01/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7517)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/26: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/26: Certification Fee was added to the Closing Disclosure without a valid change of circumstance. No cure provided to the borrower.
                                                                                                                        *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7517) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250551 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2023/XX/26: The collected VA Funding Fee does not match the required VA Funding Fee per the VA Lender Handbook/Circulars.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                      *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, Security Instrument, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.                                                                                                                                                                                                                                                                                                    B               Yes                          No                                                    CA           1/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    VA Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/27: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, Security Instrument, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Originator Loan Designation of Temporary SHQM  does not match Due Diligence Loan Designation of ATR Fail, due to loan is failing Points and Fees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: File is missing the 2020 Tax returns and the 2019 and 2018 Tax returns in the file are not signed and dated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: File is missing the 2020 Tax returns and the 2019 and 2018 Tax returns in the file are not signed and dated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp) - EV1                                                                                                                                                                                                                                                                                        *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/04: Debt To Income ration is within the approved limit.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV1                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV1                                                                                                                                                                                                                                                                                                                             *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/27: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2023/XX/27: Hazard Insurance Coverage Amount is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV1                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided

                                                                                                                        *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                     *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV1                                                                                                                                                                                                                                                                                                                         *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/27: File is approved with AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
1086250542 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Income documentation requirements not met. - EV1                                                                                                                                                                                                                                                COMMENT: 2024/XX/04: File is missing the 2020 Tax returns and the 2019 and 2018 Tax returns in the file are not signed and dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 2                      *** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV1                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/04: Signed tax returns/transcripts of 2020 not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          No                                                    CA           7/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

                                                                                                                        *** (OPEN) Missing Document: AUS not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/26: The Originator Loan Designation is VA Safe Harbor QM.  However, the Due Diligence Loan Designation is Non QM due to the following issue(s): Loan fails QM Points and Fees Test.
                                                                                                                        *** (OPEN) NPMA-33 Wood Destroying Insect Inspection Report is missing.: Disclosure: NPMA-33 Wood Destroying Insect Inspection Report (Pest Inspection) (Government Documents) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                        *** (OPEN) The Final Net Tangible Benefits Test (NTB) Disclosure of the Net Tangible Benefit, Loan Comparison, and Estimate of the Home Equity Being Removed From the Home was missing.: Disclosure: VA - Final Net Tangible Benefits Test (NTB) Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q). - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/26: Loan fails QM Points and Fees Test and total borrower-paid fees exceed 1% VA Non-IRRRL limit.

                                                                                                                        *** (OPEN) The Initial Net Tangible Benefits Test (NTB) Disclosure of the Net Tangible Benefit, Loan Comparison, and Estimate of the Home Equity Being Removed From the Home was missing.: Disclosure: VA - Initial Net Tangible Benefits Test (NTB) Disclosure (Government Documents) - EV3                  *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 incorrectly disclosed whether property taxes are included in escrow. (Final/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/29: The 1008 reflects DU Approve/Eligible, but AUS is missing.  The 1008 showing AUS approved was used for loan review.  Provide the final AUS findings in order to accurately test the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/26: Page 1 of the final Closing Disclosure indicates taxes are escrowed, however, no escrows are collected.  Borrower is exempt from paying property taxes.
                                                                                                                        *** (OPEN) VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 incorrectly disclosed whether property taxes are included in escrow. (Final/10/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: AUS not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) (Missing Doc) Incomplete loan images/file
1086250534 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2023/XX/29: The 1008 reflects DU Approve/Eligible, but AUS is missing.  The 1008 showing AUS approved was used for loan review.  Provide the final AUS findings in order to accurately test the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, Security Instrument, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.                                                                                                                                                                                                                                                                                                    C               Yes                          No                                                    IN          10/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          VA Safe Harbor QM                    Safe Harbor QM (43-Q)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2021)
1086250524 XXX                           XXX            XXX                2                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/11: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          No                                                    CO           7/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2020 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Final Closing Disclosure provided on 03/XX/2020 disclosed whether Homeowners insurance is included in escrow in incorrect section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: On final closing disclosure provided

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2020 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/03/XX/2020) - EV2                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77209)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Credit Report Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77209) - EV2                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/22: The calculated DTI exceeds the guideline maximum required which resulted in a Due Diligence Loan Designation of ATR risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: The Subject property is located in a FEMA Disaster area . A post-Disaster inspection verifying there was no damage to the subject property required                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/22: The calculated DTI exceeds the guideline maximum.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 57.26670% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.)
1086250527 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2                                                                                                                                                                                                                   COMMENT: 2024/XX/22: The calculated DTI exceeds the guideline maximum                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 57.26670% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/22: The calculated DTI exceeds the guideline maximum required which resulted in a Due Diligence Loan Designation of ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          No                                                    FL           3/XX/2020 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Missing Rate Lock Agreement.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Appraisal report dated 12/XX/2020 missing evidence of receipt.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: 2.682% APR disclosed on 12/XX/2020 CD.   APR decreased to 2.533% on 12/XX/2020 CD, this was not within 3 business days of 12/XX/2020 closing date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: Missing Rate Lock Agreement.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/22: Sufficient assets were not verified to cover guideline require six months PITI reserves which resulted in a Due Diligence Loan Designation of ATR risk.

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                       *** (WAIVED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/22: Sufficient assets were not verified to cover guideline require six months PITI reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/22: Sufficient assets were not verified to cover guideline require six months PITI reserves.
                                                                                                                        *** (WAIVED) Asset documentation requirements not met. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250518 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                  COMMENT: 2024/XX/22: Sufficient assets were not verified to cover guideline require six months PITI reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/22: Sufficient assets were not verified to cover guideline require six months PITI reserves which impacts ATR.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          No                                                    WV          12/XX/2020 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                          COMMENT: 2024/XX/12: The guidelines require an Appraisal which is missing.

                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                                                                                                                 *** (OPEN) Missing Document: Appraisal not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/12: The guidelines require an Appraisal which is missing.
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) REO Documents are missing.: Address: XXX, PA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2021)
1086250520 XXX                           XXX            XXX                3                         3                  *** (OPEN) REO Documents are missing.: Address: XXX, PA - EV3                                                                                                                                                                                                                                                 COMMENT: 2024/XX/11: Missing XXX mortgage statement verifying $XXX reported payment includes escrows for hazard insurance and property taxes.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/11: The earliest Closing Disclosure provided was the final, it was issued on same day as closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          No                                                    PA           3/XX/2021 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2021)
1086250525 XXX                           XXX            XXX                3                         3                  *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                       COMMENT: 2024/XX/11: Rate Lock agreement is not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/11: The only Closing Disclosure provided was the final, it was issued on same day as closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           No                                                    NC           3/XX/2021 Refinance              Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Verification appraisal was delivered to borrower was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/11: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) The Hazard Insurance Policy Effective Date is after closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: Hazard Insurance Policy Effective Date 11/XX/2020 is after the Disbursement Date: 11/XX/2019.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/01: Loan Designation of ATR Risk due to not enough reserves to meet guideline requirement of 6 months.
                                                                                                                        *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
1086250526 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                  COMMENT: 2024/XX/01: Sufficient assets were not verified to cover cash to close and guideline required six months PITI Reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/01: Sufficient assets were not verified to cover cash to close and guideline required six months PITI Reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          No                                                    IL          11/XX/2019 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: The Rate Lock Confirmation is missing from the loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: The Initial Closing Disclosure acknowledged by Borrowers at least three days prior to closing is missing from the loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Lender Credit was last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: A Verification for the Waged Earned income was not provided within 10 Calendar days prior to closing.  A Third Party Verification for Self-Employment was not completed 120 days prior to Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster Name: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                      Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: The Third party Verification on the Self-Employed Income was completed post closing and not within 120 days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: The Rate Lock Confirmation is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/29: A Verification for the Waged Earned income was not provided within 10 Calendar days prior to closing.  A Third Party Verification for Self-Employment was not completed 120 days prior to Note.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                       COMMENT: 2024/XX/22: A Verification for the Waged Earned income was not provided within 10 Calendar days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/29: Verification of employment is missing in file.

                                                                                                                        *** (WAIVED) Income documentation requirements not met. - EV2                                                                                                                                                                                                                                                 *** (WAIVED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/1997                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/22: A Verification for the Waged Earned income was not provided within 10 Calendar days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/29: A Verification for the Waged Earned income was not provided within 10 Calendar days prior to closing.
                                                                                                                        *** (WAIVED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/1997 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/1997                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
1086250519 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/1997 - EV2                                                                                                                      COMMENT: 2024/XX/22: A Verification of the Wage Earned income completed within 10 Calendar days from Note is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                      *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/29: A Verification for the Waged Earned income was not provided within 10 Calendar days prior to closing.  A Third Party Verification for Self-Employment was not completed 120 days prior to Note.                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          No                                                    VT          11/XX/2019 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Combined loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: The approved LTV/CLTV of 97.50% exceed the maximum LTV/CLTV of 90%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/11: The Initial Closing Disclosure acknowledged by Borrowers at least three days prior to closing is missing from the loan file.

                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2020) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: The approved LTV/CLTV of 97.50% exceed the maximum LTV/CLTV of 90%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/11: The Loan Estimate issued on 7/XX/2020 was not signed or acknowledged by the Borrowers at least four days prior to closing.
                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086250522 XXX                           XXX            XXX                3                         3                  *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3                                                                                                                                                                                       COMMENT: 2024/XX/11: The 1003 reflects the Borrower rented previously, the Verification of Rental History is missing from the loan file.  The Guidelines state that Borrowers living rent free are ineligible.                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/11: The fee in question is the Transfer Tax that was paid by the Sellers on the Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          No                                                    MA           8/XX/2020 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: Calculated combined loan to value percentage of 96.83331% exceeds Guideline combined loan to value percentage of 90.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2021)
                                                                                                                        *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                   COMMENT: 2024/XX/11: Calculated loan to value percentage of 96.83331% exceeds Guideline loan to value percentage of 90.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: Integrated Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

                                                                                                                        *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                                                                                                                                                                                                                                            *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/01: The guidelines require verification of six months PITI reserves which is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/11: Seller Closing Disclosure fee associated
                                                                                                                        *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Income documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                        *** (WAIVED) Income documentation requirements not met. - EV2                                                                                                                                                                                                                                                 COMMENT: 2024/XX/01: Verification of Borrowers current Employment is dated after Closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/01: Verification of current employment was not performed within 10 calendar days of the note date and assets were not verified as required by the guidelines which resulted in a Due Diligence Loan Designation of ATR risk.

                                                                                                                        *** (WAIVED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2009 - EV2                                                                                                                      *** (CLEARED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/29: The EMD was not sourced with a copy of the Borrower's check or other evidence of payment (wire receipt) from a third party unaffiliated with the transaction along with two (2) months' bank statements (up to and including the date the check was cleared).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/01: Verification of current employment was not performed within 10 calendar days of the note date and assets were not verified as required by the guidelines.
                                                                                                                        *** (CLEARED) Asset documentation requirements not met. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
1086250523 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1                                                                                                                                                                                                                        COMMENT: 2024/XX/29: Verified and documented Assets for Closing of  $XXX is less than Cash From Borrower $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/01: Verification of current employment was not performed within 10 calendar days of the note date and assets were not verified as required by the guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          No                                                    MD          10/XX/2021 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/12: The guidelines require an Appraisal which is missing.

                                                                                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/11: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/11: Closing Disclosure dated 05/XX/2018 not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
1086250521 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                     COMMENT: 2024/XX/11: Loan file is missing appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163) - EV2                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/11: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          No                                                    IL           5/XX/2018 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: The calculated DTI exceeds lender maximum allowable and sufficient assets were not verified to cover required reserves which resulted in a Due Diligence Loan Designation of ATR risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/15: Appraisal report dated 07/XX/2020 missing evidence of receipt.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/21: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/07: The calculated DTI exceeds lender maximum allowable and sufficient assets were not verified to cover required reserves which caused the loan to test as ATR risk.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2020) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.87961% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                        *** (WAIVED) Asset documentation requirements not met. - EV2                                                                                                                                                                                                                                                  COMMENT: 2024/XX/07: Sufficient assets were not verified to cover guideline required 9 months PITI reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/07: Rental income on the departing residence was used by Lender but a lease agreement and security deposit check were not provided.  Using the entire PITI in the debt calculation brings the DTI to 55.88% and out of tolerance.

                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.87961% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                  *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/07: Rental income on the departing residence was used by Lender but a lease agreement and security deposit check were not provided.  Using the entire PITI in the debt calculation brings the DTI to 55.88% and out of tolerance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/07: Sufficient assets were not verified to cover the amount required to close and guideline required 9 months PITI reserves.
                                                                                                                        *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
1086249684 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                  COMMENT: 2024/XX/07: Sufficient assets were not verified to cover guideline required 9 months PITI reserves.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/21: 0% tolerance was exceeded by $XXX due to Increase of Credit Report Fee.  No valid COC provided, nor evidence of cure in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A               Yes                          No                                                    NY           8/XX/2020 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2021 are underdisclosed (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/19: Page 4 of Final Closing Disclosure provided on 01/XX/2021 indicates loan will not have an escrow account however the Page 1 reflects some and section G reflects flood insurance is escrowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/19: Page 4 of Final Closing Disclosure provided on 01/XX/2021 indicates loan will not have an escrow account however the Page 1 reflects some and section G reflects flood insurance is escrowed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2021 are underdisclosed (Final/01/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/19: Page 4 of Final Closing Disclosure provided on 01/XX/2021 indicates loan will not have an escrow account however the Page 1 reflects some and section G reflects flood insurance is escrowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/19: Transfer Tax  was last  disclosed as as $XXX on loan estimate however it increased to $XXX on the final closing disclosure . A valid change of Circumstances or evidence of cure is not provided in loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75158)
1086249685 XXX                           XXX            XXX                2                         2                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75158) - EV2                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/19: Property Inspection Fee  was last  disclosed as as $XXX on loan estimate however it increased to $XXX on the final closing disclosure . A valid change of Circumstances or evidence of cure is not provided in loan file.                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           No                                                    DE           1/XX/2021 Purchase               Second Home              XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: Evidence Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. The most recent returns provided is year 2019.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. The most recent returns provided is year 2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV2                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/07: The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. The most recent returns provided is year 2019.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV2                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: The loan estimate is signed on 6/XX/24 and closing is 6/XX/24.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/17: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk is due to the DTI issue.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/17: Calculated investor qualifying total debt ratio of 55.49373% exceeds AUS total debt ratio of 49.00000% due to unable to verify business paying XXX of $XXX/mo.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/17: Based on the loan failing one or more guideline components, the loan is at ATR risk due to calculated investor qualifying total debt ratio of 55.49373% exceeds AUS total debt ratio of 49.00000% due to unable to verify business paying XXX of $XXX/mo.
                                                                                                                        *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.49373% significantly exceeds the guideline maximum of 49.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
1086249617 XXX                           XXX            XXX                2                         2                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                       COMMENT: 2024/XX/14: Provide missing Origination Guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.49373% significantly exceeds the guideline maximum of 49.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1                                                                                                                                                                                                                                                         COMMENT: 2024/XX/17: Calculated investor qualifying total debt ratio of 55.49373% exceeds AUS total debt ratio of 49.00000% due to unable to verify business paying XXX of $XXX/mo.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          No                                                    KY           6/XX/2021 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2022 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2022) - EV2                                                                                                             *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/06: No valid COC provided, nor evidence of cure in file.
                                                                                                                        *** (OPEN) REO Documents are missing.: Address: XXX, VA - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249630 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/17: No valid COC provided, nor evidence of cure in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          No                                                    VA           6/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: Initial escrow account statement $XXX consist of Mortgage Insurance $XXX and same is not escrowed under closing disclosure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower. (

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Closing Disclosure Estimated Values: Final Closing Disclosure used for fees provided on 10/XX/2022 contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared. (Post-Close/10/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/29: Escrow holdback of $XXX.
                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (CLEARED) Closing Disclosure Estimated Values: Final Closing Disclosure used for fees provided on 10/XX/2022 contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared. (Post-Close/10/XX/2022) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249632 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                       COMMENT: 2024/XX/07: Property was not in FEMA Disaster at the time of closing thus not reported under appraisal report.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/17: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          No                                                    CA           9/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: No evidence in file showing borrowers received copy of appraisal.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: Appraisal Re-Inspection Fee was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249619 XXX                           XXX            XXX                2                         1                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/17: Transfer Tax was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          No                                                    LA           8/XX/2021 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/16: Client restates designation to Non-QM.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/16: Originator Loan Designation discrepancy due to missing supporting documentation for earnest money deposit.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/16: waterfall due to missing supporting documentation for earnest money deposit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2022                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                        *** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2022 - EV3                                                                                                                                                              COMMENT: 2024/XX/07: Valuation Report date is more than 120 days prior to the Note Date or Notary Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/16: Missing supporting documentation for earnest money deposit.

                                                                                                                        *** (WAIVED) Asset documentation requirements not met. - EV2                                                                                                                                                                                                                                                  *** (WAIVED) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                                                                                                                                                                                                                                                       *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/16: Missing supporting documentation for earnest money deposit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/17: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower
                                                                                                                        *** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
1086249629 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                       COMMENT: 2024/XX/16: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.Missing supporting documentation for earnest money deposit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/17: Transfer Tax Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          No                                                    PA           6/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: Missing verbal verification with start date and AUS reserve requirement not met.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: Missing verbal verification with start date and AUS reserve requirement not met.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: No evidence Borrowers were provided a copy of the Valuation 3 business days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Asset documentation requirements not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/13450178)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/07: AUS required reserves requirement not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/07: Verbal verification in the file does not provide a start date to confirm a full 2 year history.
                                                                                                                        *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2015                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                        *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                                                                                                                                                                                                                                            COMMENT: 2024/XX/07: 1040's are not signed and dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016) - EV2                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/17: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)

                                                                                                                        *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2015 - EV3                                                                                                                                                                                           *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2015                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/13450178) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/07: 1040's are not signed and dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/17: 10% tolerance was exceeded by $XXX due to Increase of Recording Fee and Recording Release Fee.  No valid COC provided, nor evidence of cure in file.
                                                                                                                        *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2015 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
                                                                                                                        *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3                                                                                                                                                                                                                  COMMENT: 2024/XX/07: FHA Mortgage Insurance Certificate and Mortgage Insurance Evidence are not provided.  The file contains FHA Connection printout that indicates insurance was cancelled 07/XX/2018. Lender requested FHA Case number be reinstated 8/XX/2018. High Cost testing complete - Premium and terms documented in file                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/17: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75103)

                                                                                                                        *** (OPEN) FHA - Lead Based Paint Attachment was provided at or after closing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) - EV2                                                                                                                    *** (OPEN) FHA - Lead Based Paint Attachment was provided at or after closing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1                                                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/07: Earliest provided date is 11/XX/2016 which is the date of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/17: 0% tolerance was exceeded by $$XXX due to Increase of Transfer Tax Fee.  No valid COC provided, nor evidence of cure in file.
                                                                                                                        *** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
1086249609 XXX                           XXX            XXX                3                         3                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                       COMMENT: 2024/XX/07: The file contains documentation that FHA insurance was cancelled and no further evidence of insurance re-instated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV1                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/17: 0% tolerance was exceeded by $XXX due to Increase of Appraisal reinspection fee.  No valid COC provided, nor evidence of cure in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       C               Yes                          No                                                    MA          11/XX/2016 Purchase               Primary                  XXX                                                                                                            $XXX                          HUD Safe Harbor QM                   Safe Harbor QM
1086249633 XXX                           XXX            XXX                3                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    AL           9/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2022)
1086249628 XXX                           XXX            XXX                2                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2022) - EV2                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/07: Evidence of Borrower receipt of the appraisal with report date 04/XX/2022 was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          No                                                    AL           4/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022)
1086249625 XXX                           XXX            XXX                2                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/07: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing and Borrower did not acknowledge appraisal was received at or before closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          No                                                    GA           3/XX/2022 Purchase               Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
1086249626 XXX                           XXX            XXX                1                         1                  *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    NC           3/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
1086249627 XXX                           XXX            XXX                1                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    OK           4/XX/2022 Refinance              Primary                  XXX                                                                                                            $XXX                          Safe Harbor QM (APOR)                Safe Harbor QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/07: Evidence Closing Disclosure (07/XX/2020) provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2020) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
1086249614 XXX                           XXX            XXX                2                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/07: Appraisal Fee disclosed as $XXX on LE dated 06/XX/2020, but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               No                           No                                                    ID           7/XX/2020 Refinance              Second Home              XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2021)
1086249616 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2021) - EV2                                                                                                                                                                                                                                                                                                                                                COMMENT: 2024/XX/07: The Appraisal Report Date is 3/XX/2021, The Confirmation of Delivery Appraisal/Valuation Report to Borrower indicates the appraisal was delivered to the borrower 3/XX/2021 which is 2 days prior to the appraisal having been completed.                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           No                                                    VA           3/XX/2021 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
1086249615 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   COMMENT: 2024/XX/11: There was a FEMA Disaster Declaration dated XX/XX/XXXX. The most recent valuation was dated XX/XX/XXXX. Please provide a post disaster form reflecting there was no damage to the subject property.                                                                                                                                                                                                                                                                                                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          No                                                    CA           8/XX/2020 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086249720 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  NY           3/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250179 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  GA          12/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

1086250123 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  NY           2/XX/2014 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

1086250187 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  GA          11/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
1086250492 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MD          11/XX/2013 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

1086250376 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NJ           9/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
1086250161 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  FL           4/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

1086249801 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           2/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
1086249931 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  TX           1/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250343 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/26: Unable to determine cause of under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  NJ           1/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
1086250272 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  VA          11/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

1086250431 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  AZ          10/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

1086250509 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  TN          10/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

1086250331 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  MD          10/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
1086250353 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2012 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  FL          10/XX/2012 Refinance              Investment               XXX                                                                                                            $XXX
1086250448 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CT           8/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249921 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2021/XX/20: TIL Itemization did not disclose the tax service fee of $XXX or the subordination recording fee of $XXX as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  VA           5/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

1086250452 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  FL           3/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249788 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/25: Unable to determine cause of under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  NY           8/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

1086250269 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     VA           8/XX/2011 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

1086250070 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  TX           8/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249775 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2011 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  NY           7/XX/2011 Refinance              Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

1086250887 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NJ           7/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

1086249845 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TX           5/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

1086249784 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  NJ           4/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

1086250037 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  D               Yes                          No                        Missing                     NC           4/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250326 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  GA           2/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

1086250336 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  FL          10/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

1086250457 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  IL          10/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250113 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2010, prior to three (3) business days from transaction date of 11/XX/2010. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ          11/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

1086249960 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  MA           7/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

1086250111 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA           8/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

1086250489 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               No                           Yes                       Final HUD1                  WA           9/XX/2010 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

1086250898 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  MD           6/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
1086250516 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MO           4/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

1086249906 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  PA           4/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250117 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  CA           3/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249814 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/24: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  VA          12/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086250137 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY          11/XX/2009 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249861 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA          10/XX/2009 Purchase               Primary                  XXX                                                                                                            $XXX
1086250039 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NJ          10/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/24: TIL appears to be final but not signed nor initialed by borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
1086250065 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  MO          10/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249818 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2009 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           9/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086250384 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  VA           6/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250201 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/24: TIL itemization did not disclose a $XXX recording service fee as prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  CT           6/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086250290 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  AZ           5/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250892 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/24: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  CO           4/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086249926 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MA           2/XX/2009 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249687 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ           2/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250294 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/23: TIL itemization did not disclose a recording service fee of $XXX as prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  MD           2/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250125 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           2/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249786 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  MN          10/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250109 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  HI          10/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

1086250479 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  WI           9/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

1086250469 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           8/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086250241 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA           8/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086250320 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  SC           8/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

1086249722 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D               Yes                          Yes                       HUD1, not signed or stamped GA           7/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250446 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     GA           7/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250138 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NY           7/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250045 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  FL           7/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086250141 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NJ           7/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250305 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  MD           6/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249896 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  OH           5/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249881 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  VA           5/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250132 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           4/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249848 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  PA           4/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249979 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  PA           3/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250482 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           3/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250170 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  DC           2/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086249943 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  NV           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/24: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1086250174 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  CA           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250381 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  IL           2/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086249838 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250442 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MO           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086249777 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250140 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     OR           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250226 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           1/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249978 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

1086249857 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250472 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IN           1/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086250447 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  PA           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086249917 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MD          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250500 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               No                           Yes                       Final HUD1                  FL          12/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250360 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  TX          12/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250234 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CT          12/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250341 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  GA          12/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250130 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CT          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

1086250317 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY          12/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250308 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/26: TIL Itemization did not disclose Title Post Close (Service Charges) of $XXX as a Prepaid Finance Charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  FL          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250164 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  LA          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

1086250372 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.25000% contracts for a prepay term of 24 months, which exceeds max allowable. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250346 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          Yes                       Final HUD1                  FL          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250094 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250498 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL          11/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
1086249912 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  MO          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086249873 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086250249 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2027. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250165 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  AR          11/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250316 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MD          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249947 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY          11/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250323 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     GA          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249986 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  IL          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086250390 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  AZ          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250284 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  KS          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249982 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  PA          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250009 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  NY          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250043 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  FL          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250513 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  FL          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application. - EV2

1086250152 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  ID          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250507 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  VA          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

1086250276 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  TN          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250135 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

1086249988 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           9/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250440 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     SC           9/XX/2007 Purchase               UTD                      XXX                                                                                                            $XXX
1086249673 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           9/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250496 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  WA           9/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250071 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               Yes                          Yes                       HUD1, not signed or stamped CA           9/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249910 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MS           9/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250322 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  FL           8/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250151 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249852 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     PA           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250474 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NC           8/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250426 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

1086250030 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250427 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MD           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250084 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           8/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249853 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  GA           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250051 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               D               Yes                          Yes                       HUD1, not signed or stamped FL           7/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250154 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MN           7/XX/2007 Refinance              Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086249965 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249897 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/18: Discrepancy in disclosure is due to the lender's TIL reflecting MI being in force for 180 months,  however based on the loan amount and appraised value the MI would be in force for 204 months.                                                                                                                                                                                                                                                                                                                                                                                                                                             B               No                           Yes                       Final HUD1                  PA           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250148 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250099 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/18: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           7/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250352 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NC           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250311 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  OK           6/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250362 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           6/XX/2007 Purchase               UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250048 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2007 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250490 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL           6/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250420 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  WA           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250404 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          Yes                       Final HUD1                  SC           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249993 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250069 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MN           6/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250012 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  OK           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086249800 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000%/$XXX exceeds state maximum of 5% or $XXX whichever is greater. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

1086250032 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249782 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           6/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%. - EV2

1086250224 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MA           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250098 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NC           6/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250171 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           6/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250438 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  NY           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

1086250365 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           5/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250256 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          No                        Missing                     WA           5/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

1086249840 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  PA           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249813 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TX           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249856 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           5/XX/2007 Purchase               Investment               XXX                                                                                                            $XXX
1086250163 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               D               No                           No                        Missing                     NJ           5/XX/2007 Refinance              Second Home              XXX                                                                                                            $XXX
1086250363 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  AL           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250250 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  IL           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250373 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250053 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250078 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MA           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250491 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249828 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     PA           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249866 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250445 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  TX           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249914 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  TX           4/XX/2007 Purchase               Second Home              XXX                                                                                                            $XXX
1086249726 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               D               No                           No                        Missing                     NJ           4/XX/2007 Purchase               Investment               XXX                                                                                                            $XXX
1086250432 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250325 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           4/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250223 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  FL           3/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2007 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250046 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     VA           3/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250334 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  TX           3/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250253 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  OR           3/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.21600% is overdisclosed from calculated APR of 7.12800% outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250281 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing amortization schedule.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               No                           Yes                       Final HUD1                  FL          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

1086249876 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D               Yes                          No                        Missing                     CA           3/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249778 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Note Addendum - Interest Only not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/01: The itemization was not provided to verify under-disclosed fee(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NY           3/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250293 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           3/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250218 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           Yes                       Final HUD1                  MI           3/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250052 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MA           2/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
1086250074 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CT           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249816 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  VA           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250077 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MA           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250100 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250018 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250471 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  MD           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249972 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/02: TIL Itemization did not disclose $XXX Discount Fee and $XXX Admin Fee as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NV           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250215 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  FL           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249987 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250196 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250399 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  TN           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250439 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MD           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250027 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MD           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
1086250485 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  IL           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250366 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  AZ           1/XX/2007 Purchase               Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250143 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250056 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               Yes                          No                        Missing                     GA           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086250503 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           1/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250042 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MA           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250339 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1086249832 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.58400% is underdisclosed from calculated APR of 6.85650% outside of 0.250% tolerance. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  NJ           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250255 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     CA           1/XX/2007 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250497 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/02: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date
1086250476 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but is not dated by borrower so cannot confirm when borrower received the TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250505 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250108 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250379 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250429 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MD          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250408 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250350 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249938 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  IL          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

1086250209 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               Yes                          Yes                       HUD1, not signed or stamped SC          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

1086249956 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          Yes                       HUD1, not signed or stamped CA          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

1086250370 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250416 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MD          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249932 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249883 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

1086249729 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               Yes                          No                        Missing                     CA          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249985 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  VA          11/XX/2006 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250888 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250300 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IN          11/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250180 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249955 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250243 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249688 XXX                           XXX            XXX                2                                            *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  WA          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250121 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               Yes                          No                        Missing                     NY          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

1086250459 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  CA          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250510 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  VA          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250266 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  VA          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249901 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NY          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086250245 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250468 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249994 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          D               Yes                          Yes                       Estimated HUD1              CA           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250175 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  VA           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250133 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       HUD1, not signed or stamped GA           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250264 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               No                           Yes                       Final HUD1                  WV           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

1086250146 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 D               No                           Yes                       HUD1, not signed or stamped FL           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086249942 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250401 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MA           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250019 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.25000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           Yes                       Final HUD1                  NY           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250409 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250321 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     TX           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250467 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  TX           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250194 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               D               No                           Yes                       HUD1, not signed or stamped AZ           8/XX/2006 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250458 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CT           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086250261 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  GA           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249899 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086249877 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250188 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          No                        Missing                     AL           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250031 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IL           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249984 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

1086250124 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250059 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NJ           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250295 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250342 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          Yes                       Final HUD1                  SC           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249774 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  VA           7/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250229 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  NY           7/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249835 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.00000% contracts for a prepay term of 24 months, which exceeds max allowable. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           7/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250239 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  CA           7/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250116 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MA           7/XX/2006 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250422 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MD           7/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250268 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  WA           6/XX/2006 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250464 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  MD           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250225 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MD           6/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250289 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          Yes                       Final HUD1                  SC           5/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250425 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  TX           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250064 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     LA           5/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
1086250195 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL           5/XX/2006 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249864 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250494 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  FL           5/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249709 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          Yes                       Illegible HUD1              NY           4/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

1086250279 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MD           4/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250193 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  AZ           4/XX/2006 Purchase               Investment               XXX                                                                                                            $XXX
1086249934 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MD           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

1086249916 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086249888 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  IN           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250449 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/30: TIL Itemization lists the $XXX Appraisal fee in the Prepaid Finance Charges but does not list the $XXX Commitment Fee.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  NJ           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249990 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250081 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  OH           3/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250419 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  IL           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250886 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  NY           3/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249904 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  TX           3/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250115 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  LA           2/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086250437 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           2/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250158 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IL           2/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250228 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       Estimated HUD1              CA           2/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250049 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  FL           2/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

1086249836 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 D               No                           Yes                       Illegible HUD1              NJ           1/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

1086249905 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           1/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250044 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MA           1/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250183 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  TX           1/XX/2006 Refinance              Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.76800% is overdisclosed from calculated APR of 8.61950% outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250022 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/02: Itemization reflects the following fees that were not disclosed, but were charged to the borrower on the HUD:   Assignment Mortgage/DOT Fee $XXX, and Notice of Settlement Fee $XXX.  In addition, Settlement/Closing/Escrow Fee was disclosed on Itemization as $XXX, but borrower was only charged $XXX as a PPFFC.                                                                                                                                                                                                                                                                                                                        D               Yes                          Yes                       Estimated HUD1              CA           1/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250356 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  MS          12/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250273 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  IN          12/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250306 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NV          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250244 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NV          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250502 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  FL          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250206 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL          12/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/31: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/29: It appears the lender utilized a lower index than available during the look-back period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
1086250345 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  NJ          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250511 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/29: Unable to determine the cause of the under disclosure due to missing Itemization of Amount Financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  NY          12/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249945 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250514 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MD          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249871 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  PA          11/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250477 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  MD          11/XX/2005 Refinance              Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249823 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MD          11/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250275 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  MD          10/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249891 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086249890 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  RI          10/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249966 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

1086249807 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MA          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

1086250283 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               No                           No                        Missing                     NC           9/XX/2005 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086250259 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250106 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  UT           9/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086249787 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  NY           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250880 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  MO           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3

1086250465 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  GA           8/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250236 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  WA           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249841 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  VA           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250005 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  HI           8/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250091 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  GA           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250897 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250082 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IL           7/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250388 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NV           8/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249860 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NJ           7/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249863 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           7/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

1086249886 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           7/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250016 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TX           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250292 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  GA           6/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250414 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MD           6/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249974 XXX                           XXX            XXX                3                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     FL           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250238 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TX           6/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250280 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250355 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NJ           6/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

1086250110 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  CT           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
1086250197 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  NY           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249875 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  GA           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250430 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  VA           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250029 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250120 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CT           5/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250216 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  NV           5/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249948 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/12: Underdisclosure due to TIL not including $XXX table funding fee, $XXX settlement/closing fee, $XXX tax pick up fee, and $XXX title courier/messenger fee                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               No                           Yes                       Final HUD1                  NY           4/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250282 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  OK           4/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249976 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           4/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250340 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/09: TIL itemization did not disclose the $XXX settlement fee, $XXX tax service fee, $XXX title courier fee, $XXX email fee, $XXX notice of settlement fee, $XXX payoff fee, or the $XXX wire fee as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  NJ           4/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249844 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA           4/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250118 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NH           4/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

1086250085 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  AZ           3/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250423 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL           3/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086249794 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            D               No                           Yes                       Title Co. Closing Statement CA           3/XX/2005 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250385 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  FL           3/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249770 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/09: TIL Itemization did not disclose $XXX Escrow Service Fee or $XXX Title Courier Fee as Prepaid Finance Charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  NY           3/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250227 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MN           3/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250004 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  HI           3/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

1086249811 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NJ           2/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250248 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           2/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249977 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/09: TIL itemization did not disclose an appraisal fee of $XXX and a credit report fee of $XXX as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  MO           1/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250155 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  VA           1/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250481 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  TX           1/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250312 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  UT           1/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250896 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2004 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  VA          12/XX/2004 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250202 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  MT          12/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249998 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  OR          12/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250263 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  VA          11/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250444 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/13: Unable to determine under disclosure, due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MA          11/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249821 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/09: Unable to determine reason for under disclosure - itemization of amount financed not found in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NJ          11/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250040 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY          11/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086250382 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL          10/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249887 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  PA          10/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250890 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CT          10/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250038 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  AZ          10/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

1086250435 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  IL           9/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

1086250484 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  TX           9/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250068 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           8/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086249804 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  PA           8/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086249935 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            D               No                           Yes                       HUD1, not signed or stamped VA           8/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249717 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CT           7/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249923 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  VA           7/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250107 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  PA           6/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250506 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/08: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           6/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

1086250207 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  SC           6/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249710 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  OR           6/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250128 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MA           5/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086249953 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           5/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250301 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/08: TIL Itemization disclose prepaid interest $XXX.  HUD reflects a charge of $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               No                           Yes                       Final HUD1                  WI           5/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086249924 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  NY           5/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250066 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  CA           5/XX/2004 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250396 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IL           4/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249918 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NY           4/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250508 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           4/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

1086249885 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  NY           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250153 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  KY           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250034 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA           2/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249878 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA           1/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250222 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  ID           1/XX/2004 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250296 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  KS           1/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3

1086249865 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MA          10/XX/2003 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249927 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  NH          10/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086250162 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MN           9/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249842 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/07: The TIL itemization did not disclose an attorney fee of $XXX or a pickup fee of $XXX but did indicate a settlement fee of $XXX as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  NY           9/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

1086250473 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  DC           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249773 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  OR           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

1086250119 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CT           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250375 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/07: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086249820 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250883 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CT           7/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249846 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           Yes                       Final HUD1                  NY           7/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086249834 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           6/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249808 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY           6/XX/2003 Refinance              UTD                      XXX                                                                                                            $XXX
1086250157 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  GA           5/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250083 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/07: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           6/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249913 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  TN           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249954 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NV           5/XX/2003 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

1086250368 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  GA           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250470 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3

1086250412 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  FL           5/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249958 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MI           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250288 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  IN           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250199 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NC           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250402 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  SC           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250374 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  FL           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250054 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2021/XX/07: Itemization of Amount financed does not list the $XXX Assignment Recording fee, the $XXX Courier Fee or the $XXX Disbursement fee in the Prepaid Finance Charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MI           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086250204 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MN           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250369 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250298 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          Yes                       HUD1, not signed or stamped NV           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086249817 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  OH           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250400 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MI           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250198 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/07: Underdisclosure is due to payment stream discrepancy with MI.  MI cert states Step Level however TIL shows Monthly - Declining.  Final 12 month payment stream is different from actual to disclosed.                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  PA           2/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249790 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/06: TIL itemization did not disclose $XXX attorney fee, $XXX subordination fee or $XXX subordination recording fee as prepaid finance charge                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  NY           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249776 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/06: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  NY           2/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086249919 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  LA           2/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250033 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA           2/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086249815 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           1/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250357 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  NJ           1/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249957 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/06: Under disclosure noted.  Based on the fee assistance tool, POA was noted as an unidentified fee and should be considered a prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NJ           1/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086249824 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  DE          12/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086249839 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ          12/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086249951 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  RI          12/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086250893 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  AL          11/XX/2002 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3

1086250003 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY          10/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250344 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/06: TIL itemization did not disclose the $XXX settlement fee or the $XXX title courier fee as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NJ           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250181 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/06: TIL itemization did not disclose the $XXX settlement fee or the $XXX title courier fee as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  OK           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3

1086250407 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           Yes                       Final HUD1                  OH           6/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
1086249850 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  NJ           5/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086249874 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MN           4/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250424 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  IN           2/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086250060 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  PA           2/XX/2002 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250254 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     IL          12/XX/2001 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250512 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     IL          11/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250203 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  IL          11/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
1086249795 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NJ          10/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
1086249880 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           9/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
1086249812 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       A               Yes                          Yes                       Final HUD1                  RI           9/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250006 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           8/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

1086250418 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  KS           7/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250454 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: TIL Itemization did not disclose a Settlement Fee of $XXX a Courier Fee of $XXX and a Assignment Recording Fee of $XXX  as prepaid finance charges                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  OH           7/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249858 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           5/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
1086249898 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           4/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250455 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  GA           3/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250080 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: Unable to determine source of under disclosure  due to missing itemization.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  MO           2/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
1086250041 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CO          12/XX/2000 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249922 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: TIL itemization did not disclose $XXX release tracking fee as prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  LA          10/XX/2000 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

1086250214 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  SC           5/XX/2000 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249892 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NY           8/XX/1999 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.27700% is underdisclosed from calculated APR of 7.46856% outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249779 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           8/XX/1998 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1996 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250076 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     MA           9/XX/1996 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249802 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing Itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  VA           2/XX/1995 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1993 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250075 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     MA          10/XX/1993 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1988 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1988 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250879 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     NY          11/XX/1988 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250136 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     NC           1/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086249806 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           Yes                       HUD1, not signed or stamped NJ           2/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
1086250315 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MO           3/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.44500% is underdisclosed from calculated APR of 5.80740% outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249895 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/30: The Lender's TIL reflects no monthly MI premiums, however, the audited TIL indicates MI should drop off after 96 months.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  NV           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249944 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/01: TIL Itemization did not disclose the title pick up fee of $XXX the escrow service fee of $XXX and the courier fee of $XXX as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  NY           5/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/05: TIL appears to be final but not signed nor initialed by borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
1086250061 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  NC          10/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086249847 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  LA          11/XX/2008 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250333 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/30: TIL itemization did not reflect an Attorney Fee in the amount of $XXX and a Pick Up Fee in the amount of as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           1/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250129 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250105 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IN           9/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086249902 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/07: TIL appears to be final but not signed nor initialed by borrower.

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
1086249950 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2006 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  CA           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086249686 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY          11/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250200 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       Estimated HUD1              CA           7/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250015 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  TX           8/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086249893 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CT          11/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
1086250086 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MN           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086249941 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           5/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/11: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1086249946 XXX                           XXX            XXX                2                                            *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  GA           6/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250462 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL           2/XX/2007 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250405 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     MI          10/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086249949 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  LA          12/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086249889 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  AZ           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250319 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  VA           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249797 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           3/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086249792 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249716 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NV          11/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250348 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  CA           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

1086249843 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  PA           4/XX/2013 Purchase               Primary                  XXX                                                                                                            $XXX
1086249940 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           2/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249981 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249799 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/13: Unable to determine the fee under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  NY           8/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086249970 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1989 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY          11/XX/1989 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

1086249731 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D               Yes                          Yes                       HUD1, not signed or stamped NJ          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249849 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           9/XX/2006 Refinance              Investment               XXX                                                                                                            $XXX
1086249959 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250251 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA           2/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249900 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  NY          12/XX/1998 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

1086249851 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) North Carolina Prepayment Penalty: North Carolina Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the outstanding balance ($XXX). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               No                           Yes                       Final HUD1                  NC           6/XX/2005 Purchase               Investment               XXX                                                                                                            $XXX
1086250267 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  GA          10/XX/2003 Refinance              Investment               XXX                                                                                                            $XXX
1086250177 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           8/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250487 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  TX          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
1086249825 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/04: Page 1 of the HUD-1 is blank                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 D               Yes                          Yes                       Illegible HUD1              OR           3/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/05: TIL appears to be final but not signed nor initialed by borrower

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
1086250185 XXX                           XXX            XXX                2                                            *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  CA          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086249803 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 05/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CA           7/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

1086250488 XXX                           XXX            XXX                2                                            *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  GA           7/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

1086250067 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           2/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1992 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249933 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     FL           1/XX/1992 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249827 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  OK          10/XX/1990 Purchase               Primary                  XXX                                                                                                            $XXX
1086250073 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  AL           7/XX/1996 Purchase               Primary                  XXX                                                                                                            $XXX
1086250413 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               No                           Yes                       Final HUD1                  OH           3/XX/1997 Purchase               Primary                  XXX                                                                                                            $XXX
1086250252 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           5/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249911 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     OR           1/XX/1999 Purchase               UTD                      XXX                                                                                                            $XXX
1086250212 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  KY           7/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250271 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NJ           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249969 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           9/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250047 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250891 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA          10/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249930 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  KY          10/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250309 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/08: Unable to determine under disclosure, due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  TX           7/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
1086250020 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  LA          11/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249971 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NY           8/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086249780 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           1/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250881 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2020/XX/08: Unable to determine under disclosure due to missing Itemization of Amount Financed."                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  GA           1/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250237 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/01: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          Yes                       Estimated HUD1              CA           2/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250403 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  FL           3/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250126 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  IL           3/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086250466 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  NC           3/XX/2002 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250167 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  VA           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250302 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  VA           9/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250166 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MN           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250192 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MO           3/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250499 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  IL           9/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250257 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  GA           7/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250517 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  NY           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249855 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     PA           8/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086249975 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  TX           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

1086250451 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     GA           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249833 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MS           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086249996 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250397 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  FL           9/XX/2002 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

1086250205 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       Estimated HUD1              CA          10/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249859 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/24: TIL Itemization did not disclose the attorney fee of $XXX or the MERS fee of $XXX as prepaid finance charges. There are "other prepaid finance charges" of $XXX in a lump sum. Unable to determine what is included in these "other fees".                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  MA           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250246 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  OH           6/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249868 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY          11/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086249796 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           8/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250328 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  TN           6/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250186 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NC          12/XX/2002 Refinance              Investment               XXX                                                                                                            $XXX
1086249929 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  VA           7/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

1086249903 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       HUD1, not signed or stamped OH          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250338 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IL           1/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250055 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  IN           1/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249989 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NC           2/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

1086250380 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MD          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250114 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           9/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250007 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  OH           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086249854 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  MA          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250453 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MD          10/XX/2007 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250286 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     MD           1/XX/2007 Purchase               UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250096 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/10: Under disclosure due to modification fee of $XXX and title courier/messenger fee of $XXX as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250478 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  GA          11/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086249925 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  CO           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249894 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           7/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250461 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  FL           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249980 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ           7/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250028 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/03: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               C               Yes                          Yes                       Final HUD1                  TX          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250058 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  FL           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250270 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  TX           2/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250220 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MD           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249809 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/16: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY          10/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250304 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  GA          11/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086250310 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  PA           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250411 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NV           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249973 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  PA           3/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250351 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  WI           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249867 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/14: TIL itemization did not disclose application fee of $XXX as prepaid finance charge                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  MA           1/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250885 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  LA           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249826 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250377 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL           2/XX/2004 Purchase               Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250213 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250147 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IL           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249962 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/02: TIL itemization did not disclose an attorney fee of $XXX and a rundown fee of $XXX as prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  MA           4/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249791 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                      *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       D               Yes                          No                        Missing                     TX           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250072 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/14: TIL Itemization did not disclose Admin Fee of $XXX, Tax Service Fee of $XXX or Flood Cert of $XXX as Prepaid Finance Charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  LA           3/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

1086250089 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3

1086249831 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  VA           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/26: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/23: It appears a lower Index was used at origination than the 5.28% Index available within the look-back period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/26: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
1086249908 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  dated by borrower so cannot confirm that borrower received                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  NY           5/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249997 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250172 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MD           5/XX/2007 Purchase               Investment               XXX                                                                                                            $XXX
1086250142 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NJ           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250313 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  WA           5/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086249622 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  GA           5/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086250392 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  GA           5/XX/2007 Purchase               Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250415 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  FL           6/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250394 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  HI           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249810 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NV          12/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250398 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  MI           2/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
1086249793 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  VA           5/XX/2009 Purchase               Investment               XXX                                                                                                            $XXX
1086250347 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           6/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250894 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  NY          11/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249872 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/18: TIL itemization did not disclose a Settlement/Closing fee of $XXX as prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  MA           9/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

1086249798 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY          12/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250483 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2011, prior to three (3) business days from transaction date of 05/XX/2011. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  GA           5/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

1086250515 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  IL           7/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.44400% is underdisclosed from calculated APR of 4.59353% outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250230 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2020/XX/21: Origination fee of $XXX and Electronic storage fee of $XXX, were not included in prepaid finance charges per TIL Itemization. Settlement fee per final HUD is $XXX and per TIL Itemization is $XXX. TIL Itemization reflects Underwriting fee of $XXX that was not listed on the final HUD.                                                                                                                                                                                                                                                                                                                                                  B               No                           Yes                       Final HUD1                  NH           9/XX/2011 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249785 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2020/XX/20: File is missing itemization of amount financed, unable to determine purpose of underdisclosure                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  NY           1/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

1086250050 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  UT           7/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

1086250235 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           8/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250349 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  FL          11/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250000 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  TX           2/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
1086250277 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  FL           7/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250190 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/21: Unable to determine source of under disclosure as the Itemization of Amount Financed does not reflect accurate figures.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               Yes                          Yes                       Final HUD1                  MA          11/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249983 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/21: Unable to determine cause of under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  WA          11/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
1086250173 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  WA           5/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1994 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250410 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     NJ           3/XX/1994 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250258 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/27: Unable to determine finance charge under disclosure due to missing Itemization of Amount Financed. Total of payment under disclosure due to mortgage insurance  payment variance.                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  TX           4/XX/1995 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/02: Unable to determine under disclosure due to missing Itemization of Amount
1086250035 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  LA          11/XX/1998 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250150 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NC           9/XX/2000 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250361 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  FL           8/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
1086249822 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  PA          10/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250359 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  IN           3/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086249920 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     MI           4/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249805 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           6/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

1086250433 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  VA           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

1086250297 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      D               Yes                          No                        Missing                     TX           9/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
1086250013 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NC          10/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
1086250358 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NC          11/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086250025 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY          12/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086250057 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     AR           1/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250144 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           1/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249783 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                             COMMENT: 2020/XX/02: Fees are under disclosed $XXX.  Itemization not provided.  Unable to verify the reason for the under disclosure due to missing Itemization of Amount Financed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  VA           2/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086250062 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249879 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  TX           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250889 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MA           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250211 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  AZ           4/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086250159 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  IN           6/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249967 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/03: TIL Itemization did not disclose $XXX Application Fee, $XXX Settlement Fee, $XXX Courier Fee as Prepaid Finance Charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  NJ           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250391 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY           8/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250450 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  GA           8/XX/2003 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250217 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  WA           9/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086250210 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  OK          10/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086250378 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  MI          11/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act:  Borrower charged for products or services not provided or not charged actual amount for third party fee. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250134 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2020/XX/03: TIL itemization did not disclose a Processing fee of $XXX a Settlement fee of $XXX a Subordination Recording fee of $XXX and a Courier fee of $XXX as prepaid finance charges.                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  MI          12/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
1086250149 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  IL           1/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250335 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  CO           2/XX/2004 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

1086250139 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       Title Co. Closing Statement CA           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250112 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  MA           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250102 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA           3/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249712 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  PA           5/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250063 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  AL           5/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249723 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2020/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  IL           7/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086250095 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MD           7/XX/2004 Purchase               Primary                  XXX                                                                                                            $XXX
1086249939 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  NH          11/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

1086249907 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  OH           1/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250088 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/02: TIL itemization did not include an Admin fee of $XXX Settlement feee of $XXX or courier fee of $XXX in the prepaid amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  IL           1/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250127 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  GA           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250443 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250208 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MD           5/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250090 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  HI           7/XX/2005 Refinance              Second Home              XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

1086250260 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  IL           7/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250242 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/03: Recording service fee of $XXX Release recording fee of $XXX and courier fee of $XXX were not included in prepaid finance charges per TIL Itemization.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  MD           7/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

1086250882 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         D               Yes                          Yes                       HUD1, not signed or stamped WA           8/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250104 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/03: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3

1086250233 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            C               Yes                          Yes                       Final HUD1                  TX           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249829 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               No                           Yes                       Final HUD1                  NY          10/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086250329 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  CA          10/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250386 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  KS           2/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250434 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  MD           2/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/09: TIL appears to be final but not signed nor initialed by borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/09: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
1086250389 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  MA           2/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

1086250299 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               No                           Yes                       Final HUD1                  VA           2/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250247 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY           2/XX/2006 Refinance              UTD                      XXX                                                                                                            $XXX
1086249830 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250501 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/26: Under disclosure due to HUD reflects settlement fee of $XXX which is a bulk total of escrow, abstract, mortgage update fee, signing fee and lender title insurance. Itemization reflects the Settlement fee should be $XXX                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  CA           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250002 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/31: Under disclosure due to lender TIL reflects first mi step down to .20% at 118 mos and the calculated TIL reflects step down to .20% at 120 mos.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               No                           Yes                       Final HUD1                  VA           4/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/31: This TIL is not signed or dated. It can not be determined when or if the borrower received the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
1086250314 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2006 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/31: This TIlL is not signed or dated. It can not be determined when or if the borrower received the disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               No                           Yes                       Final HUD1                  FL           4/XX/2006 Purchase               Second Home              XXX                                                                                                            $XXX
1086250189 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  PA           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

1086250184 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    D               Yes                          No                        Missing                     PA           6/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250131 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  CA           9/XX/2006 Refinance              Investment               XXX                                                                                                            $XXX
1086250023 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  LA           9/XX/2006 Refinance              Investment               XXX                                                                                                            $XXX
1086250367 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  OH          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250486 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  MD          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250101 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               No                           Yes                       Final HUD1                  PA          10/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086250307 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NY          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249952 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NV          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249968 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  GA           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250395 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2007 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MD           3/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250265 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     IL           3/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

1086250421 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  MD           4/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250460 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA           4/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086249964 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               Yes                          Yes                       Final HUD1                  GA           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250428 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  FL           6/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086249999 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  PA           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250278 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  MT           9/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250122 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  CT          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250156 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     CA          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250232 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CT          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
1086250021 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  GA          11/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250495 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  FL           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250010 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           Yes                       Final HUD1                  DE           3/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
1086250145 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  FL           3/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250393 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  NY           4/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250475 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL           7/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250026 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  MN          12/XX/2009 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

1086250330 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              C               Yes                          Yes                       Final HUD1                  TX           3/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

1086250318 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               Yes                          Yes                       Final HUD1                  NY          11/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250504 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2020/XX/27: Itemization did not disclose the $XXX portion of the origination fee as prepaid finance charges                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  FL           6/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

1086249937 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  MA          10/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

1086250383 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               No                           No                        Missing                     FL           7/XX/2004 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

1086250160 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  MD           9/XX/2002 Refinance              Primary                  XXX                                                                                                            $XXX
1086250327 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NY          12/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
1086250332 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  NV           9/XX/2005 Purchase               Primary                  XXX                                                                                                            $XXX
1086250024 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NJ           2/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086249991 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           4/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

1086249928 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  NY           8/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086249771 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     VA           6/XX/1998 Refinance              Primary                  XXX                                                                                                            $XXX
1086250103 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  LA           7/XX/2002 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250371 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2019/XX/01: Unable to determine under disclosure itemization of amount financed match. Under disclosure appears to be fee payment steam related due to MI calculations.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  AZ           3/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

1086250221 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CT          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250291 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2019/XX/24: Unable to verify due to missing itemization.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               No                           Yes                       Final HUD1                  OH           6/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250324 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CO           5/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086250884 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  LA           9/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001. - EV2

1086250240 XXX                           XXX            XXX                2                                            *** (OPEN) The UFMIP and/or Prepaid Monthly MI amounts collected on the HUD-1 do not match the amounts otherwise documented in file. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  CT           5/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                        *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I
1086250011 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                 COMMENT: 2019/XX/03: Disclosed payment of $XXX does not correspond with interest rate of 4.65% stated on note.  Interest rate calculates to 4.69% when note states 4.65%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      B               No                           Yes                       Final HUD1                  IL           6/XX/2003 Construction-Permanent Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

1086250287 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  NC           8/XX/2003 Purchase               Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249909 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2019/XX/13: TIL itemization disclosed a Closing/Escrow fee in the amount of $XXX and a Courier fee in the amount of $XXX final HUD reflects $XXX and $XXX. TIL itemization disclosed an Attorney/Settlement Agnt fee of $XXX that was not reflected on the final HUD. TIL itemization did not disclose a Processing fee of $XXX a Recording Service fee of $XXX and Prepaid Interest of -$XXX as prepaid finance charges.                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  IA           7/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

1086250456 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  CA           7/XX/2003 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249884 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2019/XX/14: TIL itemization did not disclose a title closer fee of $XXX and a application fee of $XXX as prepaid finance charge .                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  NY           4/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249789 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  VA           5/XX/2004 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

1086249963 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA           7/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086249781 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  OR           1/XX/2005 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250036 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  CA           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250337 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NJ          11/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250480 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2019/XX/07: TIL itemization did not disclose an Attorney closing fee of $XXX as a prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  TX           4/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
1086249936 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           C               Yes                          Yes                       Final HUD1                  TX          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250169 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2019/XX/22: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  AZ           1/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
1086249882 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               Yes                          Yes                       Final HUD1                  GA           3/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

1086249869 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  MA           6/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

1086250354 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  FL          12/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV1

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV1

1086250303 XXX                           XXX            XXX                2                                            *** (CLEARED) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (CLEARED) TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Unable to determine if fees were charged prior to receipt of TIL due to missing information. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  B               Yes                          Yes                       Final HUD1                  NY           9/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
1086250182 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  PA           4/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2012. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

1086249961 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           8/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2013 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250093 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY           2/XX/2013 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.85688% or Final Disclosure APR of 4.92200% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

1086250178 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  TX           5/XX/2013 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

1086249995 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  CT           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250087 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  MN           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
1086250231 XXX                           XXX            XXX                1                                            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  NV           3/XX/2008 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250176 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2                                                                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/24: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   B               No                           Yes                       Final HUD1                  NJ          10/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250219 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2018/XX/22: The Lender failed to include the following fees in Finance Charges: Admin Fee of $XXX, Release Tracking Fee of $XXX, Title Closing Fee of $XXX, Title Courier Fee of $XXX, and Verification of Deposit Fee of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  AZ          12/XX/2000 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

1086249915 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  DE           7/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

1086250008 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     IL           3/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086249819 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY           3/XX/2010 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086250001 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  IL           3/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3

1086250406 XXX                           XXX            XXX                3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           C               Yes                          Yes                       Final HUD1                  TX          10/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

1086250097 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     B               Yes                          Yes                       Final HUD1                  OH           5/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

1086250441 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     SC           7/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
1086250463 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  DC           5/XX/2006 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
1086249772 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2018/XX/01: 5% late charge exceeds the NY State 2% limit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY           9/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
1086250262 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  GA           9/XX/2007 Purchase               Second Home              XXX                                                                                                            $XXX
1086250417 XXX                           XXX            XXX                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  FL          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                        *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

1086250017 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           Yes                       Title Co. Closing Statement CA           9/XX/2005 Refinance              Second Home              XXX                                                                                                            $XXX
1086250493 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  FL          11/XX/2005 Refinance              Investment               XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250364 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               No                           Yes                       Final HUD1                  FL          12/XX/2006 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086249695 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               No                           Yes                       Final HUD1                  FL          10/XX/2003 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

1086249692 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  NY          12/XX/2011 Refinance              Primary                  XXX                                                                                                            $XXX
1086249694 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  KY           4/XX/2003 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2019/XX/14: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
1086249727 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2019/XX/14: Note provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  NY           2/XX/2008 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Missing Document: Stated not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

1086249711 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Valuation:: Valuation Type: Stated / Valuation Report Date:  - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          Yes                       HUD1, not signed or stamped PA          12/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249724 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  NY          12/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

1086249732 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2012, prior to three (3) business days from transaction date of 11/XX/2012. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NJ          11/XX/2012 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

1086249713 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    B               Yes                          Yes                       Final HUD1                  IL           2/XX/1998 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

1086249714 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  IN           2/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250274 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2019/XX/01: Under disclosure is due to the lender utilizing an index value of 3.347% per the approval, however the lowest index value available in the lookback period is 3.624%.  Over disclosed in fees.  TIL itemization has an Origination fee of $XXX included in the prepaid amount financed when the HUD reflects $XXX.                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NY           3/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/20: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 4.01%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.93500% is underdisclosed from calculated APR of 7.37125% outside of 0.250% tolerance.
1086250191 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.93500% is underdisclosed from calculated APR of 7.37125% outside of 0.250% tolerance. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/20: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 4.01%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          B               Yes                          Yes                       Final HUD1                  CA           5/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250168 XXX                           XXX            XXX                2                                            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/20: Under disclosure is due to the lender utilizing an index value of 4.318%, however the lowest index available in the look back period is 4.48250%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CA           7/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086250387 XXX                           XXX            XXX                2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249992 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/20: Underdisclosed due to lender used index of 2.28, actual index is 2.39                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  CA           4/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250079 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/18: Under disclosure is due to the lender utilizing an index value of 1.212% per the Approval, however the lowest Index available in the look-back period is 1.355%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  FL          11/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
1086250436 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  FL           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

1086249696 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  IL          12/XX/2005 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

1086249613 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           B               Yes                          Yes                       Final HUD1                  NJ           2/XX/2007 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

1086249693 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               No                           No                        Missing                     FL          10/XX/2002 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3

1086249715 XXX                           XXX            XXX                3                         3                  *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA          10/XX/2014 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

1086250285 XXX                           XXX            XXX                3                         3                  *** (OPEN) REO Documents are missing.: Address: XXX, MD - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               No                           Yes                       Final HUD1                  MD           6/XX/2014 Refinance              Investment               XXX                                                                                                            $XXX                          N/A                                  N/A
                                                                                                                        *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3

                                                                                                                        *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
1086250092 XXX                           XXX            XXX                3                         3                  *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                      COMMENT: 2021/XX/08: Complete mortgage rating through closing months (LSAM) is missing from file - 1st and 2nd lien pay history not documented in file.  1st lien paid at closing and 2nd lien subordinated are reflected on credit report as closed and included in Chp 7 BK with no activity since 2011.                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A               Yes                          Yes                       Final HUD1                  CA           4/XX/2014 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250014 XXX                           XXX            XXX                3                         3                  *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                      *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2020/XX/25: No itemization of the amount financed located in the file.  Unable to determine the reason for the under disclosure.  Appears the $.03 tolerance violation is due to payment stream.  Actual fees are with the $XXX tolerance                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  LA           6/XX/2014 Refinance              Primary                  XXX                                                                                                            $XXX                          Temporary SHQM (GSE/Agency Eligible) Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/17: Waterfall due to VOE for B2 not within 10 business days prior to close, only VOE in file is post-close.
                                                                                                                        *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX/Wages)
1086249728 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                          COMMENT: 2024/XX/17: Client provided Non QM guides for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                      *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX/Wages) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/17: Waterfall due to VOE for B2 not within 10 business days prior to close, only VOE in file is post-close.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      C               Yes                          No                                                    CA          10/XX/2017 Refinance              Primary                  XXX                                                                                                            $XXX                          Non QM                               ATR Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/17: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: Short of 3 mos. reserves required by guidelines, remainder of gift funds are not allowed to be used for reserves per guidelines.
                                                                                                                        *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
1086249721 XXX                           XXX            XXX                3                         3                  *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                                                                                                                                  COMMENT: 2024/XX/06: Remainder of gift funds are not allowed to be used for reserves per guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/06: Short of 3 mos. reserves required by guidelines, remainder of gift funds are not allowed to be used for reserves per guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          Yes                       Final HUD1                  FL           3/XX/2015 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/21: Evidence of appraisal receipt not provided.
                                                                                                                        *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
1086249730 XXX                           XXX            XXX                3                         3                  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/17: Only CD in file is signed/final CD issued 7/XX/16, please provide all CDs issued to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          No                                                    DE           7/XX/2016 Purchase               Primary                  XXX                                                                                                            $XXX                          Non QM                               Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086249618 XXX                           XXX            XXX                2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/16: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  NC           6/XX/2001 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250565 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             FL           1/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250562 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          10/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

1086250566 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D               No                           No                        Missing                     FL           3/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250564 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     CA           1/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2

1086250563 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             FL           6/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

1086250609 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             MD          11/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250615 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           8/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250602 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           4/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086250846 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           3/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250673 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                        HELOC Agreement             CT          12/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250674 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             B               Yes                          No                        HELOC Agreement             CT          12/XX/2005 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250623 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             OK           4/XX/2007 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM. - EV2

1086250605 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             FL           9/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250612 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA          11/XX/2006 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250606 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           1/XX/2007 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250620 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          No                        HELOC Agreement             NC          12/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250608 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           7/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250603 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             CA           6/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250617 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             FL           8/XX/2006 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

1086249607 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          11/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249608 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             FL          11/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

1086250613 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           3/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250619 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     NC           7/XX/2003 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

1086250847 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       B               No                           No                        HELOC Agreement             PA          11/XX/2004 Refinance              Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250610 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     GA          12/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086249678 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           1/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250854 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             WA           4/XX/2005 Refinance              UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250600 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA          10/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250607 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250840 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           3/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250622 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     TN           4/XX/2001 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250624 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           No                        HELOC Agreement             WA          12/XX/2004 UTD                    Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250850 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             KS           8/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250604 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     MO           9/XX/2004 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

1086250611 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     GA           2/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250616 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL           1/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM. - EV2

1086250621 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        C               Yes                          No                        HELOC Agreement             NJ           9/XX/2007 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250614 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           9/XX/2000 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250601 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               No                           No                        HELOC Agreement             CA           5/XX/2006 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250618 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               No                           No                        Missing                     FL          10/XX/2005 UTD                    UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250531 XXX                           XXX            XXX                2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               No                           Yes                       Final HUD1                  FL           5/XX/2001 Purchase               Primary                  XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                        *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                        *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided
1086249665 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                         COMMENT: 2024/XX/09: High Cost testing not complete - Premium and terms were not documented in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IL           5/XX/2008 Purchase               UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250859 XXX                           XXX            XXX                3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     IL           4/XX/2005 Purchase               UTD                      XXX                                                                                                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086250793 XXX                           XXX            XXX                3                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  3                      *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/09: Missing core documents:  Initial and final 1003s, 1008/approval, credit report, fraud report.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D                                            Yes                       Final HUD1                  TX           7/XX/2014 Refinance              Primary                  XXX                                                                                                            $XXX
1086250778 XXX                           XXX            Jensen             2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               B               No                           Yes                       Final HUD1                  TX           3/XX/2006 Refinance              Investment               First Horizon Home Loan Corporation                                                                      $63,708.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

1086250792 XXX                           XXX            McCurdy            2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                B               Yes                          Yes                       Final HUD1                  AL          11/XX/2001 Refinance              Primary                  Homeowners Loan Corp.                                                                                    $60,300.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) (Missing Doc) Incomplete loan images/file
1086250714 XXX                           XXX                               3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                      *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/12: Loan file contains only the security instrument and post closing documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              D                                            No                                                    TX           3/XX/2003 UTD                    UTD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250783 XXX                           XXX            Sully              3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     GA           5/XX/2004 UTD                    UTD                      Oak Street Mortgage LLC                                                                                 $164,483.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086249662 XXX                           XXX            Slingerland        2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  NY          10/XX/2005 Refinance              Primary                  JPMorgan Chase Bank, N.A.                                                                               $197,900.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086249663 XXX                           XXX            Esposito           3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NY           8/XX/2005 Refinance              UTD                      Argent Mortgage Company, LLC                                                                            $247,500.00
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

1086250790 XXX                           XXX            Patrick            2                                            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        B               Yes                          Yes                       Final HUD1                  AR           3/XX/2004 Refinance              Primary                  New Century Mortgage Corporation                                                                         $98,800.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.97152% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.97152%.) - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.57660% is underdisclosed from calculated APR of 10.86095% outside of 0.125% tolerance. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.57660% is underdisclosed from calculated APR of 10.86095% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/12: TIL itemization did not disclose a flood certification fee of $XXX, a MERS fee of $XXX, a processing fee of $XXX a settlement fee of $XXX a tax service fee of $XXX a courier fee of $XXX or an underwriting fee of $XXX as prepaid finance charges.  There is a lender credit on line 205 of the HUD-1 for $XXX which is un-itemized and therefore excluded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250787 XXX                           XXX            Torres             3                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/12: TIL itemization did not disclose a flood certification fee of $XXX, a MERS fee of $XXX, a processing fee of $XXX a settlement fee of $XXX a tax service fee of $XXX a courier fee of $XXX or an underwriting fee of $XXX as prepaid finance charges.  There is a lender credit on line 205 of the HUD-1 for $XXX which is un-itemized and therefore excluded.                                                                                                                                                                                                                                                                                C               Yes                          Yes                       Final HUD1                  TX           5/XX/2004 Refinance              Primary                  Federal Lending Group Inc                                                                                $56,000.00
                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2

1086250788 XXX                           XXX            Brown              2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  TX           5/XX/2004 Refinance              Investment               Resipro Mortgage Corp.                                                                                   $79,050.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250827 XXX                           XXX            Carter             2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/12: TIL Itemization did not disclose a tax cert fee of $XXX as a prepaid finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         B               Yes                          Yes                       Final HUD1                  TX           2/XX/2004 Refinance              Primary                  Home Funds Direct, a Division of Accredited Home Lenders, Inc., a California Corporation                 $65,600.00
1086250862 XXX                           XXX            Hernandez          2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  IL          11/XX/2004 Purchase               Primary                  Achiever Mortgage Corporation                                                                           $356,000.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                        *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

1086250878 XXX                           XXX            Johnson            2                                            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 9/XX/2006 12:00:00 AM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              B               Yes                          Yes                       Final HUD1                  VA           9/XX/2006 Refinance              Primary                  Wells Fargo Financial System Virginia, Inc.                                                             $145,912.57
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

1086250832 XXX                           XXX            Carter             3                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                      *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                D               Yes                          No                        Missing                     MI           6/XX/2002 Refinance              Primary                  Decision One Mortgage Company, L.L.C.                                                                   $163,500.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Illinois High Risk Home Loan Act: APR Threshold is exceeded by .04383%. APR of 10.32383% exceeds a threshold of 10.28000% based on the US Treasury for comparable maturities of 4.28000% plus jurisdiction allowable margin of 6.00000%.  Non-Compliant High Cost Loan. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 02/XX/2008 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 02/XX/2008. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 4 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
1086250791 XXX                           XXX            Hoffmann           3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/12: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        C               Yes                          Yes                       Final HUD1                  IL           6/XX/2008 Refinance              Primary                  CitiFinancial Services, Inc.                                                                            $108,777.66
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

1086250825 XXX                           XXX            Fraser             2                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               Yes                          Yes                       Final HUD1                  CT           8/XX/2005 Refinance              Primary                  Finance America, LLC                                                                                    $153,000.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                        *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

1086250814 XXX                           XXX            Jackson            3                                            *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           3                      *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        D               Yes                          No                        Missing                     NJ          10/XX/2002 Refinance              UTD                      Long Beach Mortgage Company                                                                             $221,000.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

1086250826 XXX                           XXX            Nguyen             2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            B               No                           Yes                       Final HUD1                  TX           6/XX/2005 Purchase               Primary                  Aames Funding Corporation DBA Aames Home Loan                                                           $216,000.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

1086250784 XXX                           XXX            Jones              2                                            *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                      *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 B               Yes                          Yes                       Final HUD1                  TN           5/XX/2004 Refinance              Primary                  Worldwide Mortgage Corporation, A Tennessee Corporation.                                                $103,500.00